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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for three of its series, Evergreen Market Index Fund, Evergreen Market Index Growth Fund and Evergreen Market Index Value Fund, for the quarter ended August 31, 2009. These series have May 31 fiscal year end.

Date of reporting period: August 31, 2009

Item 1 – Schedule of Investments

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 98.7%
CONSUMER DISCRETIONARY 9.0%
Auto Components 0.2%
Goodyear Tire & Rubber Co. *	7,037	$116,040
Johnson Controls, Inc.	17,294	428,372

		544,412

Automobiles 0.3%
Ford Motor Co. *	93,656	711,786
Harley-Davidson, Inc.	6,823	163,615

		875,401

Distributors 0.1%
Genuine Parts Co.	4,640	171,866

Diversified Consumer Services 0.2%
Apollo Group, Inc., Class A *	3,136	203,275
DeVry, Inc.	1,792	91,571
H&R Block, Inc.	9,885	170,813

		465,659

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	12,750	372,938
Darden Restaurants, Inc.	3,991	131,424
International Game Technology	8,623	180,393
Marriott International, Inc., Class A	8,671	207,231
McDonald’s Corp.	32,106	1,805,641
Starbucks Corp. *	21,416	406,690
Starwood Hotels & Resorts Worldwide, Inc.	5,432	161,765
Wyndham Worldwide Corp.	5,182	78,507
Wynn Resorts, Ltd. *	1,970	106,636
Yum! Brands, Inc.	13,433	460,080

		3,911,305

Household Durables 0.4%
Black & Decker Corp.	1,750	77,210
D.R. Horton, Inc.	8,024	107,602
Fortune Brands, Inc.	4,371	174,010
Harman International Industries, Inc.	2,017	60,490
KB Home	2,153	39,206
Leggett & Platt, Inc.	4,562	83,256
Lennar Corp., Class A	4,488	67,993
Newell Rubbermaid, Inc.	8,079	112,460
Pulte Homes, Inc.	9,178	117,293
Snap-On, Inc.	1,676	62,548
Stanley Works	2,301	94,180
Whirlpool Corp.	2,148	137,923

		1,134,171

Internet & Catalog Retail 0.3%
Amazon.com, Inc. *	9,378	761,400
Expedia, Inc. *	6,123	141,135

		902,535

Leisure Equipment & Products 0.1%
Eastman Kodak Co.	7,805	41,523
Hasbro, Inc.	3,622	102,828
Mattel, Inc.	10,434	187,708

		332,059

Media 2.6%
CBS Corp., Class B	19,774	204,661
Comcast Corp., Class A	83,910	1,285,501

1

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media continued
DIRECTV Group, Inc. *	15,253	$377,664
Gannett Co., Inc.	6,764	58,441
Interpublic Group of Companies *	13,922	87,569
McGraw-Hill Cos.	9,152	307,599
Meredith Corp.	1,048	29,009
New York Times Co., Class A	3,394	25,828
News Corp., Class A	66,941	717,608
Omnicom Group, Inc.	9,046	328,551
Scripps Networks Interactive, Inc., Class A	2,633	85,494
Time Warner Cable, Inc.	10,253	378,541
Time Warner, Inc.	34,818	971,770
Viacom, Inc., Class B *	17,648	441,906
Walt Disney Co.	54,034	1,407,045
Washington Post Co., Class B	175	76,013

		6,783,200

Multiline Retail 0.9%
Big Lots, Inc. *	2,403	61,084
Family Dollar Stores, Inc.	4,081	123,573
J.C. Penney Co., Inc.	6,863	206,165
Kohl’s Corp. *	8,887	458,480
Macy’s, Inc.	12,239	189,949
Nordstrom, Inc.	4,659	130,638
Sears Holdings Corp. *	1,571	99,680
Target Corp.	21,892	1,028,924

		2,298,493

Specialty Retail 1.9%
Abercrombie & Fitch Co., Class A	2,557	82,566
AutoNation, Inc. *	3,144	59,673
AutoZone, Inc. *	1,050	154,613
Bed Bath & Beyond, Inc. *	7,557	275,679
Best Buy Co., Inc.	9,934	360,406
GameStop Corp., Class A *	4,791	114,026
Gap, Inc.	13,384	262,996
Home Depot, Inc.	49,364	1,347,144
Limited Brands, Inc.	7,861	117,286
Lowe’s Cos.	42,969	923,833
O’Reilly Automotive, Inc. *	3,948	151,129
Office Depot, Inc. *	7,994	41,729
RadioShack Corp.	3,641	55,088
Sherwin-Williams Co.	2,862	172,292
Staples, Inc.	20,817	449,855
Tiffany & Co.	3,611	131,368
TJX Cos.	12,034	432,622

		5,132,305

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc. *	9,242	261,456
Nike, Inc., Class B	11,276	624,578
Polo Ralph Lauren Corp.	1,645	109,195
VF Corp. *	2,575	179,117

		1,174,346

2

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 11.3%
Beverages 2.4%
Brown-Forman Corp., Class B	2,841	$127,050
Coca-Cola Co.	57,938	2,825,636
Coca-Cola Enterprises, Inc.	9,228	186,498
Constellation Brands, Inc., Class A *	5,724	84,658
Dr. Pepper Snapple Group, Inc. *	7,388	195,339
Molson Coors Brewing Co., Class B	4,338	205,535
Pepsi Bottling Group, Inc.	3,977	142,098
PepsiCo, Inc.	45,305	2,567,434

		6,334,248

Food & Staples Retailing 2.9%
Costco Wholesale Corp.	12,631	643,928
CVS Caremark Corp.	42,368	1,589,647
Kroger Co.	18,984	409,865
Safeway, Inc. *	12,394	236,106
SUPERVALU, Inc.	6,158	88,367
Sysco Corp.	17,167	437,587
Wal-Mart Stores, Inc.	64,943	3,303,650
Walgreen Co.	28,860	977,777
Whole Foods Market, Inc. *	4,087	118,850

		7,805,777

Food Products 1.7%
Archer Daniels Midland Co. *	18,683	538,631
Campbell Soup Co.	5,811	182,233
ConAgra Foods, Inc.	13,015	267,198
Dean Foods Co. *	5,151	93,439
General Mills, Inc.	9,574	571,855
H.J. Heinz Co.	9,156	352,506
Hershey Co.	4,823	189,206
Hormel Foods Corp.	2,032	75,082
J.M. Smucker Co.	3,446	180,123
Kellogg Co.	7,347	345,970
Kraft Foods, Inc., Class A	42,859	1,215,053
McCormick & Co., Inc.	3,792	123,506
Sara Lee Corp.	20,244	196,164
Tyson Foods, Inc., Class A	8,791	105,404

		4,436,370

Household Products 2.5%
Clorox Co.	4,047	239,137
Colgate-Palmolive Co.	14,538	1,056,913
Kimberly-Clark Corp.	12,054	728,785
Procter & Gamble Co.	84,822	4,589,718

		6,614,553

Personal Products 0.2%
Avon Products, Inc.	12,424	395,953
Estee Lauder Cos., Class A	3,377	121,065

		517,018

Tobacco 1.6%
Altria Group, Inc.	60,171	1,099,926
Lorillard, Inc.	4,894	356,137
Philip Morris International, Inc.	57,085	2,609,355
Reynolds American, Inc.	4,917	224,756

		4,290,174

3

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY 11.5%
Energy Equipment & Services 1.7%
Baker Hughes, Inc.	9,016	$310,601
BJ Services Co.	8,500	136,510
Cameron International Corp. *	6,314	225,473
Diamond Offshore Drilling, Inc.	2,023	180,897
ENSCO International, Inc.	4,127	152,286
FMC Technologies, Inc. *	3,597	171,577
Halliburton Co.	26,107	618,997
Nabors Industries, Ltd. *	8,237	145,630
National Oilwell Varco, Inc. *	12,169	442,343
Rowan Companies, Inc.	3,291	68,157
Schlumberger, Ltd.	34,817	1,956,715
Smith International, Inc.	6,382	175,952

		4,585,138

Oil, Gas & Consumable Fuels 9.8%
Anadarko Petroleum Corp.	14,527	768,043
Apache Corp.	9,754	828,602
Cabot Oil & Gas Corp.	3,016	106,314
Chesapeake Energy Corp.	16,400	374,576
Chevron Corp.	58,339	4,080,230
ConocoPhillips	43,115	1,941,469
Consol Energy, Inc.	5,257	196,664
Denbury Resources, Inc. *	7,242	110,223
Devon Energy Corp.	12,918	792,907
El Paso Corp.	20,400	188,292
EOG Resources, Inc.	7,283	524,376
Exxon Mobil Corp.	142,006	9,819,715
Hess Corp.	8,280	418,885
Marathon Oil Corp.	20,597	635,829
Massey Energy Co.	2,488	67,375
Murphy Oil Corp.	5,552	316,464
Noble Energy, Inc.	5,045	305,021
Occidental Petroleum Corp.	23,589	1,724,356
Peabody Energy Corp.	7,780	254,250
Pioneer Natural Resources Co. *	3,317	96,060
Range Resources Corp.	4,556	220,374
Southwestern Energy Co. *	10,000	368,600
Spectra Energy Corp.	18,770	353,251
Sunoco, Inc.	3,402	91,514
Tesoro Corp.	4,026	56,686
Valero Energy Corp.	16,189	303,382
Williams Cos. *	16,882	277,540
XTO Energy, Inc.	16,870	651,182

		25,872,180

FINANCIALS 15.3%
Capital Markets 2.9%
Ameriprise Financial, Inc.	7,416	222,702
Bank of New York Mellon Corp.	34,789	1,030,102
Charles Schwab Corp.	27,328	493,544
E*TRADE Financial Corp. *	32,461	57,131
Federated Investors, Inc., Class B	2,604	68,355
Franklin Resources, Inc.	4,384	409,159
Goldman Sachs Group, Inc.	14,650	2,423,989
INVESCO, Ltd.	11,970	248,377
Janus Capital Group, Inc.	5,222	66,424

4

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
Legg Mason, Inc.	4,706	$135,345
Morgan Stanley	39,336	1,139,171
Northern Trust Corp.	7,012	409,922
State Street Corp.	14,369	754,085
T. Rowe Price Group, Inc.	7,435	336,954

		7,795,260

Commercial Banks 2.9%
BB&T Corp.	19,799	553,184
Comerica, Inc.	4,398	117,295
Fifth Third Bancorp	23,136	253,108
First Horizon National Corp. *	6,255	83,692
Huntington Bancshares, Inc.	15,820	72,139
KeyCorp	25,166	167,605
M&T Bank Corp.	2,381	147,051
Marshall & Ilsley Corp.	10,253	73,001
PNC Financial Services Group, Inc.	13,395	570,493
Regions Financial Corp.	33,613	196,972
SunTrust Banks, Inc.	14,510	339,099
U.S. Bancorp	55,228	1,249,257
Wells Fargo & Co. °	135,496	3,728,850
Zions Bancorp	3,622	64,001

		7,615,747

Consumer Finance 0.9%
American Express Co.	34,556	1,168,684
Capital One Financial Corp.	13,150	490,363
Discover Financial Services	15,588	214,335
MasterCard, Inc., Class A	2,108	427,144
SLM Corp. *	13,605	121,085

		2,421,611

Diversified Financial Services 4.7%
Bank of America Corp.	251,447	4,422,953
Citigroup, Inc. *	330,188	1,650,940
CME Group, Inc., Class A	1,931	561,998
IntercontinentalExchange, Inc. *	2,119	198,762
JPMorgan Chase & Co.	113,529	4,933,970
Leucadia National Corp. *	5,275	131,189
Moody’s Corp.	5,556	151,346
NASDAQ OMX Group, Inc. *	4,000	87,800
NYSE Euronext	7,566	214,421

		12,353,379

Insurance 2.7%
AFLAC, Inc. *	13,603	552,554
Allstate Corp.	15,609	458,748
American International Group, Inc.	3,915	177,467
AON Corp.	8,055	336,377
Assurant, Inc.	3,427	102,639
Chubb Corp.	10,247	506,099
Cincinnati Financial Corp.	4,731	121,681
Genworth Financial, Inc., Class A	12,607	133,130
Hartford Financial Services Group, Inc.	11,183	265,261
Lincoln National Corp.	8,617	217,493
Loews Corp.	10,512	358,985
Marsh & McLennan Cos.	15,207	357,973

5

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
MBIA, Inc. *	4,960	$33,331
MetLife, Inc.	23,820	899,443
Principal Financial Group, Inc.	9,041	256,764
Progressive Corp. *	19,818	327,393
Prudential Financial, Inc.	13,470	681,313
Torchmark Corp.	2,408	102,605
Travelers Companies, Inc.	17,037	859,005
Unum Group *	9,641	217,212
XL Capital, Ltd., Class A	9,956	172,737

		7,138,210

Real Estate Investment Trusts (REITs) 1.1%
Apartment Investment & Management Co., Class A	3,408	41,475
AvalonBay Communities, Inc.	2,325	149,800
Boston Properties, Inc.	4,031	244,198
Equity Residential	7,969	217,633
HCP, Inc.	8,380	238,662
Health Care REIT, Inc. *	3,234	138,124
Host Hotels & Resorts, Inc.	17,496	174,435
Kimco Realty Corp.	9,419	118,209
Plum Creek Timber Co., Inc. *	4,738	143,514
ProLogis	12,881	143,237
Public Storage	3,650	257,508
Simon Property Group, Inc.	8,082	514,177
Ventas, Inc.	4,555	178,602
Vornado Realty Trust	4,620	265,742

		2,825,316

Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc., Class A *	6,886	81,530

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	15,176	199,109
People’s United Financial, Inc.	10,136	162,784

		361,893

HEALTH CARE 13.3%
Biotechnology 1.7%
Amgen, Inc. *	29,461	1,760,000
Biogen Idec, Inc. *	8,397	421,613
Celgene Corp. *	13,395	698,817
Cephalon, Inc. *	2,149	122,343
Genzyme Corp. *	7,851	437,379
Gilead Sciences, Inc. *	26,377	1,188,548

		4,628,700

Health Care Equipment & Supplies 2.0%
Baxter International, Inc.	17,607	1,002,191
Becton, Dickinson & Co.	6,971	485,321
Boston Scientific Corp. *	43,839	515,108
C.R. Bard, Inc.	2,890	232,876
Dentsply International, Inc.	4,322	145,695
Hospira, Inc. *	4,670	182,550
Intuitive Surgical, Inc. *	1,102	245,426
Medtronic, Inc.	32,542	1,246,359
St. Jude Medical, Inc. *	10,079	388,445
Stryker Corp.	6,935	287,525
Varian Medical Systems, Inc. *	3,648	157,119
Zimmer Holdings, Inc. *	6,260	296,411

		5,185,026

6

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 2.1%
Aetna, Inc.	13,005	$370,643
AmerisourceBergen Corp.	8,788	187,272
Cardinal Health, Inc.	10,478	362,329
CIGNA Corp.	7,938	233,615
Coventry Health Care, Inc. *	4,320	94,306
DaVita, Inc. *	3,009	155,596
Express Scripts, Inc. *	7,891	569,888
Humana, Inc. *	4,936	176,215
Laboratory Corp. of America Holdings *	3,152	219,978
McKesson Corp.	7,899	449,137
Medco Health Solutions, Inc. *	14,038	775,178
Patterson Companies, Inc. *	2,662	72,486
Quest Diagnostics, Inc.	4,370	235,805
Tenet Healthcare Corp. *	12,151	56,624
UnitedHealth Group, Inc.	34,616	969,248
WellPoint, Inc. *	14,104	745,397

		5,673,717

Health Care Technology 0.0%
IMS Health, Inc.	5,290	73,319

Life Sciences Tools & Services 0.4%
Life Technologies Corp. *	5,083	226,346
Millipore Corp. *	1,613	106,829
PerkinElmer, Inc.	3,393	61,922
Thermo Fisher Scientific, Inc. *	12,173	550,341
Waters Corp. *	2,805	141,036

		1,086,474

Pharmaceuticals 7.1%
Abbott Laboratories	44,975	2,034,219
Allergan, Inc.	8,949	500,428
Bristol-Myers Squibb Co.	57,646	1,275,706
Eli Lilly & Co.	29,425	984,560
Forest Laboratories, Inc. *	8,777	256,903
Johnson & Johnson	80,191	4,846,744
King Pharmaceuticals, Inc. *	7,216	74,902
Merck & Co., Inc.	61,365	1,990,067
Mylan Laboratories, Inc. *	8,877	130,226
Pfizer, Inc.	196,376	3,279,479
Schering-Plough Corp.	47,387	1,335,366
Watson Pharmaceuticals, Inc. *	3,068	108,270
Wyeth	38,808	1,856,963

		18,673,833

INDUSTRIALS 9.9%
Aerospace & Defense 2.7%
Boeing Co.	21,133	1,049,676
General Dynamics Corp.	11,205	663,224
Goodrich Corp.	3,604	198,797
Honeywell International, Inc.	21,647	795,744
ITT Corp.	5,296	265,224
L-3 Communications Holdings, Inc.	3,392	252,365
Lockheed Martin Corp.	9,506	712,760
Northrop Grumman Corp.	9,413	459,449
Precision Castparts Corp.	4,076	372,057
Raytheon Co.	11,468	541,060
Rockwell Collins Corp.	4,609	212,198
United Technologies Corp.	27,415	1,627,354

		7,149,908

7

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc.	4,934	$277,587
Expeditors International of Washington, Inc.	6,180	201,839
FedEx Corp.	9,061	622,581
United Parcel Service, Inc., Class B	28,957	1,548,041

		2,650,048

Airlines 0.1%
Southwest Airlines Co.	21,559	176,353

Building Products 0.1%
Masco Corp.	10,456	151,403

Commercial Services & Supplies 0.5%
Avery Dennison Corp.	3,281	101,383
Cintas Corp.	3,824	104,930
Iron Mountain, Inc. *	5,241	153,509
Pitney Bowes, Inc.	6,006	134,234
R.R. Donnelley & Sons Co.	5,972	106,540
Republic Services, Inc.	9,370	239,966
Stericycle, Inc. *	2,471	122,364
Waste Management, Inc.	14,318	428,538

		1,391,464

Construction & Engineering 0.2%
Fluor Corp.	5,234	276,879
Jacobs Engineering Group, Inc. *	3,593	158,020
Quanta Services, Inc.	5,674	125,509

		560,408

Electrical Equipment 0.4%
Cooper Industries, Inc.	4,845	156,251
Emerson Electric Co.	21,868	806,273
Rockwell Automation, Inc.	4,127	172,715

		1,135,239

Industrial Conglomerates 2.2%
3M Co.	20,208	1,456,997
General Electric Co.	308,172	4,283,590
Textron, Inc.	7,822	120,146

		5,860,733

Machinery 1.4%
Caterpillar, Inc.	17,511	793,423
Cummins, Inc.	5,873	266,164
Danaher Corp.	7,421	450,529
Deere & Co.	12,303	536,411
Dover Corp.	5,413	187,236
Eaton Corp.	4,819	259,985
Flowserve Corp.	1,630	140,588
Illinois Tool Works, Inc.	11,189	467,924
Paccar, Inc.	10,569	382,281
Pall Corp.	3,432	102,033
Parker Hannifin Corp.	4,671	227,291

		3,813,865

Professional Services 0.2%
Dun & Bradstreet Corp.	1,547	112,993
Equifax, Inc.	3,674	101,549
Monster Worldwide, Inc. *	3,668	59,495
Robert Half International, Inc.	4,447	116,912

		390,949

8

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail 1.0%
Burlington Northern Santa Fe Corp.	8,103	$672,711
CSX Corp.	11,392	484,160
Norfolk Southern Corp.	10,681	489,937
Ryder System, Inc.	1,626	61,788
Union Pacific Corp.	14,670	877,413

		2,586,009

Trading Companies & Distributors 0.1%
Fastenal Co.	3,761	136,148
W.W. Grainger, Inc.	1,811	158,408

		294,556

INFORMATION TECHNOLOGY 18.1%
Communications Equipment 2.6%
Ciena Corp. *	2,653	35,550
Cisco Systems, Inc. *	167,853	3,625,625
Harris Corp.	3,853	133,814
JDS Uniphase Corp. *	6,416	44,078
Juniper Networks, Inc. *	15,225	351,241
Motorola, Inc.	66,712	478,992
QUALCOMM, Inc.	48,164	2,235,773
Tellabs, Inc. *	11,517	73,018

		6,978,091

Computers & Peripherals 5.6%
Apple, Inc. *	25,962	4,367,068
Dell, Inc. *	50,608	801,125
EMC Corp. *	58,581	931,438
Hewlett-Packard Co.	69,444	3,117,341
International Business Machines Corp.	38,455	4,539,613
Lexmark International, Inc., Class A *	2,272	42,804
NetApp, Inc. *	9,625	218,969
QLogic Corp. *	3,458	54,671
SanDisk Corp. *	6,602	116,855
Sun Microsystems, Inc. *	21,717	201,534
Teradata Corp. *	5,026	135,350
Western Digital Corp.	6,478	222,066

		14,748,834

Electronic Equipment, Instruments & Components 0.5%
Agilent Technologies, Inc. *	9,992	256,594
Amphenol Corp., Class A	4,985	174,276
Corning, Inc.	45,220	681,918
Flir Systems, Inc. *	4,372	100,643
Jabil Circuit, Inc.	6,221	68,120
Molex, Inc.	4,034	73,459

		1,355,010

Internet Software & Services 1.8%
Akamai Technologies, Inc. *	5,029	88,712
eBay, Inc. *	31,451	696,325
Google, Inc., Class A *	6,988	3,226,150
VeriSign, Inc. *	5,612	118,918
Yahoo!, Inc. *	40,594	593,078

		4,723,183

IT Services 0.9%
Affiliated Computer Services, Inc., Class A *	2,840	127,232
Automatic Data Processing, Inc. *	14,598	559,833
Cognizant Technology Solutions Corp., Class A *	8,501	296,515

9

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services continued
Computer Sciences Corp. *	4,409	$215,380
Convergys Corp. *	3,570	38,699
Fidelity National Information Services, Inc.	5,566	136,701
Fiserv, Inc. *	4,528	218,476
Paychex, Inc.	9,345	264,370
Total System Services, Inc.	5,738	87,562
Western Union Co.	20,408	368,160

		2,312,928

Office Electronics 0.1%
Xerox Corp.	25,167	217,695

Semiconductors & Semiconductor Equipment 2.6%
Advanced Micro Devices, Inc. *	16,313	71,125
Altera Corp.	8,539	164,034
Analog Devices, Inc.	8,476	239,447
Applied Materials, Inc.	38,793	511,292
Broadcom Corp., Class A *	12,439	353,889
Intel Corp.	162,531	3,302,630
KLA-Tencor Corp.	4,944	154,253
Linear Technology Corp.	6,468	171,855
LSI Corp. *	18,883	98,380
MEMC Electronic Materials, Inc. *	6,504	103,739
Microchip Technology, Inc.	5,322	141,299
Micron Technology, Inc. *	24,641	181,604
National Semiconductor Corp.	5,680	86,166
Novellus Systems, Inc. *	2,842	54,453
NVIDIA Corp. *	15,895	230,795
Teradyne, Inc. *	5,038	41,563
Texas Instruments, Inc.	37,059	911,281
Xilinx, Inc.	8,018	178,320

		6,996,125

Software 4.0%
Adobe Systems, Inc. *	15,241	478,872
Autodesk, Inc. *	6,647	155,739
BMC Software, Inc. *	5,382	191,868
CA, Inc.	11,475	255,778
Citrix Systems, Inc. *	5,266	187,891
Compuware Corp. *	7,042	50,773
Electronic Arts, Inc. *	9,398	171,232
Intuit, Inc. *	9,402	261,094
McAfee, Inc. *	4,522	179,885
Microsoft Corp.	222,735	5,490,418
Novell, Inc. *	10,046	43,700
Oracle Corp.	110,219	2,410,489
Red Hat, Inc.	5,499	126,257
Salesforce.com, Inc. *	3,091	160,330
Symantec Corp. *	23,800	359,856

		10,524,182

MATERIALS 3.3%
Chemicals 1.9%
Air Products & Chemicals, Inc.	6,106	458,133
CF Industries Holdings, Inc.	1,409	115,059
Dow Chemical Co.	33,281	708,552
E.I. DuPont de Nemours & Co.	26,296	839,631

10

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Chemicals continued
Eastman Chemical Co.	2,114	$110,266
Ecolab, Inc.	4,886	206,629
FMC Corp.	2,115	100,886
International Flavors & Fragrances, Inc.	2,290	81,570
Monsanto Co.	15,882	1,332,182
PPG Industries, Inc.	4,787	265,200
Praxair, Inc.	8,948	685,596
Sigma-Aldrich Corp.	3,553	180,492

		5,084,196

Construction Materials 0.1%
Vulcan Materials Co.	3,546	177,442

Containers & Packaging 0.2%
Ball Corp.	2,735	132,538
Bemis Co., Inc.	3,132	83,280
Owens-Illinois, Inc. *	4,897	166,204
Pactiv Corp. *	3,839	95,399
Sealed Air Corp.	4,616	87,289

		564,710

Metals & Mining 0.9%
AK Steel Holding Corp. *	3,180	64,618
Alcoa, Inc.	28,353	341,654
Allegheny Technologies, Inc.	2,852	86,615
Freeport-McMoRan Copper & Gold, Inc.	11,983	754,689
Newmont Mining Corp. *	14,243	572,426
Nucor Corp.	9,145	407,318
Titanium Metals Corp.	2,477	20,361
United States Steel Corp.	4,171	182,607

		2,430,288

Paper & Forest Products 0.2%
International Paper Co.	12,578	288,665
MeadWestvaco Corp.	4,979	109,289
Weyerhaeuser Co.	6,151	229,986

		627,940

TELECOMMUNICATION SERVICES 3.2%
Diversified Telecommunication Services 2.9%
AT&T, Inc.	171,698	4,472,733
CenturyTel, Inc.	8,622	277,887
Frontier Communications Corp.	9,090	64,630
Qwest Communications International, Inc. *	43,052	154,557
Verizon Communications, Inc.	82,665	2,565,921
Windstream Corp.	12,710	108,925

		7,644,653

Wireless Telecommunication Services 0.3%
American Tower Corp., Class A *	11,573	366,286
MetroPCS Communications, Inc. *	7,371	58,673
Sprint Nextel Corp. *	83,558	305,822

		730,781

UTILITIES 3.8%
Electric Utilities 2.3%
Allegheny Energy, Inc.	4,930	130,201
American Electric Power Co., Inc.	13,874	436,060
CMS Energy Corp.	6,601	88,519

11

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Electric Utilities continued
Consolidated Edison, Inc.	7,985	$320,917
Duke Energy Corp.	37,457	580,209
Edison International	9,482	316,794
Entergy Corp.	5,707	450,853
Exelon Corp.	19,171	958,933
FirstEnergy Corp.	8,871	400,348
FPL Group, Inc.	11,955	671,632
Northeast Utilities	5,097	121,258
Pepco Holdings, Inc.	6,402	91,741
Pinnacle West Capital Corp.	2,942	96,821
PPL Corp.	10,944	321,753
Progress Energy, Inc.	8,120	320,984
Southern Co. *	22,770	710,424

		6,017,447

Gas Utilities 0.1%
EQT Corp.	3,809	151,103
Nicor, Inc.	1,316	47,666
Questar Corp.	5,065	170,994

		369,763

Independent Power Producers & Energy Traders 0.2%
AES Corp. *	19,401	265,212
Constellation Energy Group, Inc.	5,797	183,475
Dynegy, Inc., Class A *	14,741	28,008

		476,695

Multi-Utilities 1.2%
Ameren Corp.	6,215	167,619
CenterPoint Energy, Inc.	10,163	126,021
Dominion Resources, Inc.	17,169	567,950
DTE Energy Co.	4,769	165,866
Integrys Energy Group, Inc.	2,224	76,350
NiSource, Inc.	7,991	105,561
PG&E Corp.	10,720	435,125
Public Service Enterprise Group, Inc.	14,725	466,341
SCANA Corp.	3,545	122,941
Sempra Energy	7,109	356,658
TECO Energy, Inc.	6,195	82,517
Wisconsin Energy Corp.	3,402	154,689
Xcel Energy, Inc.	13,260	261,885

		3,089,523

Total Common Stocks (cost $230,066,538)		261,325,646

	Principal Amount	Value

SHORT-TERM INVESTMENTS 1.1%
U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bills:
0.17%, 9/17/2009 – 10/22/2009 ß ƒ	$350,000	349,975
0.27%, 09/03/2009 ß ƒ	50,000	50,000

		399,975

12

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES 0.9%
Evergreen Institutional Money Market Fund, Class I, 0.18% q ø	2,462,185	$2,462,185

Total Short-Term Investments (cost $2,862,140)		2,862,160

Total Investments (cost $232,928,678) 99.8%		264,187,806
Other Assets and Liabilities 0.2%		603,326

Net Assets 100.0%		$264,791,132

*	Non-income producing security
°

Security represents an investment in a non-controlled affiliate. At August 31, 2009, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $5,225,673 and earned $6,775 of income for the period from June 1, 2009 to August 31, 2009.

ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ß	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
q	Rate shown is the 7-day annualized yield at period end.

At August 31, 2009, the Fund had long futures contracts outstanding as follows:

		Initial
		Contract	Value at	Unrealized
Expiration	Contracts	Amount	August 31, 2009	Gain (Loss)

September 2009	67 E-Mini S&P 500	$3,132,269	$3,415,995	$283,726
	Index Futures

On August 31, 2009, the aggregate cost of securities for federal income tax purposes was $233,228,024. The gross unrealized appreciation and depreciation on securities based on tax cost was $74,623,629 and $43,663,847, respectively, with a net unrealized appreciation of $30,959,782.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Futures contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

As of August 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$261,325,646	$0	$0	$261,325,646
Debt securities issued by U.S. Treasury and U.S. government agencies	399,975	0	0	399,975
Short-term investments	2,462,185	0	0	2,462,185

	$264,187,806	$0	$0	$264,187,806

As of August 31, 2009, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other financial instruments*	$283,726	$0	$0	$283,726

*	Other financial instruments include futures contracts.

14

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 98.9%
CONSUMER DISCRETIONARY 10.3%
Auto Components 0.4%
BorgWarner, Inc.	9,692	$287,562
Federal-Mogul Corp. *	569	7,158
Gentex Corp.	12,339	180,026
Goodyear Tire & Rubber Co. *	21,674	357,404
Johnson Controls, Inc.	29,294	725,612
TRW Automotive Holdings Corp. *	1,286	22,698
Wabco Holdings, Inc.	5,082	96,914

		1,677,374

Automobiles 0.0%
Thor Industries, Inc.	1,654	43,087

Distributors 0.0%
LKQ Corp. *	12,566	218,146

Diversified Consumer Services 0.6%
Apollo Group, Inc., Class A *	11,892	770,839
Brink’s Home Security Holdings, Inc. *	4,102	128,269
Career Education Corp. *	5,728	136,040
DeVry, Inc.	5,577	284,985
H&R Block, Inc.	30,444	526,072
Hillenbrand, Inc.	2,128	42,603
ITT Educational Services, Inc. *	3,435	360,641
Strayer Education, Inc.	1,256	265,142
Weight Watchers International, Inc.	284	7,790

		2,522,381

Hotels, Restaurants & Leisure 2.6%
Brinker International, Inc.	9,153	133,268
Burger King Holdings, Inc.	9,528	170,837
Carnival Corp.	17,828	521,469
Chipotle Mexican Grill, Inc., Class A *	2,855	239,477
Choice Hotels International, Inc.	716	21,122
Darden Restaurants, Inc.	12,290	404,710
International Game Technology	22,095	462,227
Las Vegas Sands Corp. *	20,303	289,521
Marriott International, Inc., Class A	12,609	301,366
McDonald’s Corp.	98,881	5,561,067
MGM MIRAGE *	8,125	68,819
Panera Bread Co., Class A *	2,465	128,698
Royal Caribbean Cruises, Ltd.	3,623	69,127
Scientific Games Corp., Class A *	5,726	88,295
Starbucks Corp. *	65,957	1,252,523
Starwood Hotels & Resorts Worldwide, Inc.	2,727	81,210
Tim Hortons, Inc.	16,222	458,272
Wendy’s/Arby’s Group, Inc.	13,149	66,271
WMS Industries, Inc. *	3,912	165,595
Wyndham Worldwide Corp.	7,055	106,883
Yum! Brands, Inc.	41,371	1,416,957

		12,007,714

Household Durables 0.2%
Garmin, Ltd.	8,263	271,605
Harman International Industries, Inc.	2,918	87,511
KB Home	514	9,360
Leggett & Platt, Inc.	8,739	159,487
M.D.C. Holdings, Inc.	1,278	47,874
Newell Rubbermaid, Inc.	4,031	56,111

1

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Household Durables continued
NVR, Inc. *	90	$60,772
Pulte Homes, Inc.	3,217	41,113
Snap-On, Inc.	1,415	52,808

		786,641

Internet & Catalog Retail 0.8%
Amazon.com, Inc. *	29,459	2,391,776
Expedia, Inc. *	14,975	345,174
Netflix, Inc. *	3,785	165,253
priceline.com, Inc. *	3,734	574,961

		3,477,164

Leisure Equipment & Products 0.1%
Hasbro, Inc.	6,685	189,787
Mattel, Inc.	24,937	448,617

		638,404

Media 1.0%
Comcast Corp., Class A	19,324	296,044
CTC Media, Inc. *	3,041	40,445
DIRECTV Group, Inc. *	41,196	1,020,013
Discover Communications Inc., Ser. C *	23,444	547,886
Interactive Data Corp.	1,516	35,186
John Wiley & Sons, Inc., Class A	3,706	118,852
Marvel Entertainment, Inc. *	4,374	211,570
McGraw-Hill Cos.	28,188	947,399
Morningstar, Inc. *	1,752	77,614
New York Times Co., Class A	652	4,962
Omnicom Group, Inc.	27,860	1,011,875
Regal Entertainment Group, Class A	3,714	46,982
Scripps Networks Interactive, Inc., Class A	4,680	151,960
Warner Music Group Corp. *	347	1,589

		4,512,377

Multiline Retail 1.3%
Big Lots, Inc. *	821	20,870
Dollar Tree Stores, Inc. *	8,057	402,367
Family Dollar Stores, Inc.	12,569	380,589
Kohl’s Corp. *	25,590	1,320,188
Nordstrom, Inc.	14,785	414,571
Target Corp.	67,400	3,167,800

		5,706,385

Specialty Retail 2.6%
Aaron’s, Inc.	4,277	111,630
Abercrombie & Fitch Co., Class A	3,913	126,351
Advance Auto Parts, Inc.	8,536	361,073
Aeropostale, Inc. *	6,043	236,583
American Eagle Outfitters, Inc.	15,290	206,415
AutoNation, Inc. *	633	12,014
AutoZone, Inc. *	2,876	423,491
Barnes & Noble, Inc.	697	14,421
Bed Bath & Beyond, Inc. *	23,380	852,902
Best Buy Co., Inc.	30,184	1,095,075
CarMax, Inc. *	14,029	242,842
Chico’s FAS, Inc. *	14,905	189,741
Dick’s Sporting Goods, Inc. *	7,698	172,512
Foot Locker, Inc.	6,167	65,740

2

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail continued
GameStop Corp., Class A *	12,969	$308,662
Gap, Inc.	38,200	750,630
Guess?, Inc.	5,229	183,224
Home Depot, Inc.	10,186	277,976
Limited Brands, Inc.	15,993	238,616
Lowe’s Cos.	41,615	894,722
O’Reilly Automotive, Inc. *	12,159	465,447
Office Depot, Inc. *	4,481	23,391
Penske Automotive Group, Inc.	1,229	21,741
PetSmart, Inc.	11,296	236,199
RadioShack Corp.	1,469	22,226
Ross Stores, Inc.	11,361	529,877
Sherwin-Williams Co.	7,600	457,520
Staples, Inc.	64,114	1,385,504
Tiffany & Co.	10,174	370,130
TJX Cos.	37,041	1,331,624
Urban Outfitters, Inc. *	11,507	327,144
Williams-Sonoma, Inc.	3,405	65,138

		12,000,561

Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc. *	28,464	805,247
Hanesbrands, Inc. *	8,488	178,757
Nike, Inc., Class B	32,385	1,793,805
Phillips-Van Heusen Corp.	2,989	112,924
Polo Ralph Lauren Corp.	4,647	308,468
VF Corp.	1,784	124,095

		3,323,296

CONSUMER STAPLES 15.9%
Beverages 3.8%
Brown-Forman Corp., Class B	6,713	300,205
Coca-Cola Co.	163,086	7,953,704
Coca-Cola Enterprises, Inc.	23,527	475,481
Hansen Natural Corp. *	6,170	201,512
Molson Coors Brewing Co., Class B	653	30,939
Pepsi Bottling Group, Inc.	10,089	360,480
PepsiCo, Inc.	139,532	7,907,279

		17,229,600

Food & Staples Retailing 4.2%
BJ’s Wholesale Club, Inc. *	858	27,971
Costco Wholesale Corp.	38,901	1,983,173
CVS Caremark Corp.	39,799	1,493,258
Kroger Co.	49,291	1,064,193
Sysco Corp.	52,871	1,347,682
Wal-Mart Stores, Inc.	198,146	10,079,687
Walgreen Co.	88,885	3,011,424
Whole Foods Market, Inc. *	8,227	239,241

		19,246,629

Food Products 1.2%
Archer Daniels Midland Co.	32,280	930,632
Campbell Soup Co.	11,980	375,693
Dean Foods Co. *	16,126	292,526
Flowers Foods, Inc.	5,732	136,250
General Mills, Inc.	12,148	725,600

3

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products continued
Green Mountain Coffee Roasters, Inc. *	3,099	$186,529
H.J. Heinz Co.	22,842	879,417
Hershey Co.	8,047	315,684
Hormel Foods Corp.	612	22,613
Kellogg Co.	22,800	1,073,652
McCormick & Co., Inc.	11,679	380,385
Sara Lee Corp.	15,462	149,827
Smithfield Foods, Inc. *	816	10,012

		5,478,820

Household Products 3.5%
Church & Dwight Co.	6,294	359,576
Clorox Co.	11,055	653,240
Colgate-Palmolive Co.	44,775	3,255,143
Energizer Holdings, Inc. *	5,204	340,498
Kimberly-Clark Corp.	32,298	1,952,737
Procter & Gamble Co.	171,111	9,258,816

		15,820,010

Personal Products 0.5%
Alberto-Culver Co.	6,497	171,456
Avon Products, Inc.	38,263	1,219,442
Estee Lauder Cos., Class A	9,943	356,457
Herbalife, Ltd.	5,516	167,024
Mead Johnson Nutrition Co. *	1,552	61,552
NBTY, Inc. *	3,322	123,113

		2,099,044

Tobacco 2.7%
Altria Group, Inc.	185,318	3,387,613
Lorillard, Inc.	13,309	968,496
Philip Morris International, Inc.	175,812	8,036,366

		12,392,475

ENERGY 4.1%
Energy Equipment & Services 1.3%
Atwood Oceanics, Inc. *	4,284	122,008
Cameron International Corp. *	19,447	694,452
Diamond Offshore Drilling, Inc.	6,179	552,526
Dresser-Rand Group, Inc. *	7,387	219,394
ENSCO International, Inc.	3,597	132,729
Exterran Holdings, Inc. *	2,591	46,716
FMC Technologies, Inc. *	11,077	528,373
Helmerich & Payne, Inc.	2,949	98,673
Oceaneering International, Inc. *	4,904	255,842
Patterson-UTI Energy, Inc.	1,993	26,487
Pride International, Inc. *	7,265	187,292
Rowan Companies, Inc.	1,784	36,947
Schlumberger, Ltd.	48,683	2,735,985
Seahawk Drilling, Inc.	484	10,788
Smith International, Inc.	11,695	322,431

		5,970,643

Oil, Gas & Consumable Fuels 2.8%
Alpha Natural Resources, Inc. *	10,737	346,913
CNX Gas Corp. *	2,192	62,012
Comstock Resources, Inc. *	333	11,765

4

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Consol Energy, Inc.	16,190	$605,668
Continental Resources, Inc. *	1,311	46,278
El Paso Corp.	17,467	161,220
EXCO Resources, Inc. *	11,008	161,377
Exxon Mobil Corp.	112,838	7,802,748
Forest Oil Corp. *	3,677	57,802
Frontier Oil Corp.	7,381	94,698
Holly Corp.	3,817	87,180
Mariner Energy, Inc. *	8,142	98,763
Massey Energy Co.	6,129	165,973
Peabody Energy Corp.	23,962	783,078
Petrohawk Energy Corp. *	26,962	580,492
Plains Exploration & Production Co. *	6,752	177,240
Quicksilver Resources, Inc. *	10,513	113,751
Range Resources Corp.	2,063	99,787
Southwestern Energy Co. *	30,799	1,135,251
St. Mary Land & Exploration Co.	1,376	36,189
Teekay Corp.	1,654	29,772
Tesoro Corp.	5,047	71,062

		12,729,019

FINANCIALS 6.2%
Capital Markets 2.3%
Affiliated Managers Group, Inc. *	3,699	241,656
Ameriprise Financial, Inc.	1,806	54,234
Bank of New York Mellon Corp.	21,965	650,384
BlackRock, Inc.	609	121,538
Charles Schwab Corp.	85,101	1,536,924
Eaton Vance Corp.	10,446	298,442
Federated Investors, Inc., Class B	7,380	193,725
Franklin Resources, Inc.	6,076	567,073
GLG Partners, Inc.	17,041	67,312
Goldman Sachs Group, Inc.	2,797	462,792
Greenhill & Co.	1,835	145,332
INVESCO, Ltd.	2,980	61,835
Investment Technology Group, Inc. *	323	7,959
Janus Capital Group, Inc.	14,185	180,433
Jefferies Group, Inc. *	7,870	186,204
Lazard, Ltd.	6,858	266,570
Morgan Stanley	28,263	818,496
Northern Trust Corp.	21,596	1,262,502
SEI Investments Co.	10,847	200,019
State Street Corp.	23,589	1,237,951
T. Rowe Price Group, Inc.	22,898	1,037,737
TD Ameritrade Holding Corp. *	23,428	450,755
Waddell & Reed Financial, Inc., Class A	7,713	204,626

		10,254,499

Commercial Banks 0.4%
BOK Financial Corp.	610	27,596
CapitalSource, Inc.	3,577	14,809
Commerce Bancshares, Inc.	1,849	67,914
Wells Fargo & Co. °	63,089	1,736,209

		1,846,528

5

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Consumer Finance 1.2%
American Express Co.	16,642	$562,833
AmeriCredit Corp. *	2,450	42,287
Capital One Financial Corp.	11,416	425,703
MasterCard, Inc., Class A	7,629	1,545,864
SLM Corp. *	9,092	80,919
Student Loan Corp.	34	1,671
Visa, Inc., Class A	40,272	2,863,339

		5,522,616

Diversified Financial Services 0.4%
CIT Group, Inc.	3,346	5,822
CME Group, Inc., Class A	345	100,409
IntercontinentalExchange, Inc. *	6,527	612,233
Leucadia National Corp. *	6,108	151,906
Moody’s Corp.	16,816	458,068
MSCI, Inc., Class A *	8,972	263,956
NASDAQ OMX Group, Inc. *	5,389	118,288
NYSE Euronext	5,989	169,728

		1,880,410

Insurance 1.1%
AFLAC, Inc.	41,896	1,701,815
American International Group, Inc.	4,109	186,261
Arthur J. Gallagher & Co.	8,328	197,957
Axis Capital Holdings, Ltd.	3,612	110,094
Brown & Brown, Inc.	7,683	152,661
CNA Financial Corp.	1,114	27,260
Endurance Specialty Holdings, Ltd.	1,498	51,636
Erie Indemnity Co., Class A	1,847	71,423
Fidelity National Financial, Inc.	3,094	46,472
Genworth Financial, Inc., Class A	16,540	174,662
Lincoln National Corp.	8,366	211,158
Marsh & McLennan Cos.	3,513	82,696
Odyssey Re Holdings Corp.	326	16,512
Principal Financial Group, Inc.	27,845	790,798
Progressive Corp. *	6,226	102,854
Prudential Financial, Inc.	21,430	1,083,929
Reinsurance Group of America, Inc., Class B	509	21,912
The Hanover Insurance Group, Inc.	348	14,230
Validus Holdings, Ltd.	1,213	31,126
W.R. Berkley Corp.	3,951	100,948

		5,176,404

Real Estate Investment Trusts (REITs) 0.6%
Alexandria Real Estate Equities, Inc.	755	42,061
Digital Realty Trust, Inc.	6,822	297,303
Federal Realty Investment Trust	689	42,973
HCP, Inc.	10,193	290,297
Health Care REIT, Inc.	5,010	213,977
Nationwide Health Properties, Inc.	6,938	221,183
Plum Creek Timber Co., Inc.	5,209	157,781
Public Storage	12,046	849,845
Rayonier, Inc.	3,207	137,741
Simon Property Group, Inc.	9,047	575,570

		2,828,731

6

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc., Class A *	21,167	$250,617
St. Joe Co. *	8,290	271,912

		522,529

Thrifts & Mortgage Finance 0.1%
Capitol Federal Financial	1,793	57,609
Hudson City Bancorp, Inc.	23,269	305,289
TFS Financial Corp.	862	9,827

		372,725

HEALTH CARE 16.6%
Biotechnology 3.6%
Abraxis BioScience, Inc. *	626	16,852
Alexion Pharmaceuticals, Inc. *	7,883	355,839
Amgen, Inc. *	90,737	5,420,628
Amylin Pharmaceuticals, Inc. *	12,629	159,126
Biogen Idec, Inc. *	25,863	1,298,581
BioMarin Pharmaceutical, Inc. *	8,962	147,604
Celgene Corp. *	41,255	2,152,273
Cephalon, Inc. *	6,617	376,706
Dendreon Corp. *	10,343	241,716
Gen-Probe, Inc. *	4,667	179,913
Genzyme Corp. *	24,178	1,346,956
Gilead Sciences, Inc. *	81,238	3,660,584
Myriad Genetics, Inc.	8,560	261,679
OSI Pharmaceuticals, Inc. *	5,195	173,617
United Therapeutics Corp. *	2,089	191,165
Vertex Pharmaceuticals, Inc. *	15,517	580,491

		16,563,730

Health Care Equipment & Supplies 3.5%
Baxter International, Inc.	54,227	3,086,601
Beckman Coulter, Inc.	6,144	416,072
Becton, Dickinson & Co.	21,469	1,494,672
Boston Scientific Corp. *	48,066	564,775
C.R. Bard, Inc.	8,900	717,162
Dentsply International, Inc.	13,312	448,748
Edwards Lifesciences Corp. *	5,020	310,638
Hill-Rom Holdings, Inc.	2,244	45,980
Hologic, Inc. *	2,253	37,062
Hospira, Inc. *	14,383	562,231
IDEXX Laboratories, Inc. *	5,289	268,470
Intuitive Surgical, Inc. *	3,393	755,655
Inverness Medical Innovations, Inc. *	3,327	118,441
Kinetic Concepts, Inc. *	1,952	62,366
Medtronic, Inc.	100,319	3,842,218
ResMed, Inc. *	6,754	310,076
St. Jude Medical, Inc. *	31,043	1,196,397
Stryker Corp.	30,327	1,257,357
Varian Medical Systems, Inc. *	11,236	483,934

		15,978,855

Health Care Providers & Services 2.1%
Aetna, Inc.	8,612	245,442
AmerisourceBergen Corp.	23,710	505,260
CIGNA Corp.	1,589	46,764
Community Health Systems, Inc. *	4,161	128,034

7

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services continued
Coventry Health Care, Inc. *	3,752	$81,906
DaVita, Inc. *	9,268	479,248
Express Scripts, Inc. *	24,595	1,776,251
Health Management Associates, Inc., Class A *	22,103	152,732
Henry Schein, Inc. *	8,082	428,184
Humana, Inc. *	5,579	199,170
Laboratory Corp. of America Holdings *	9,707	677,452
Lincare Holdings, Inc. *	4,988	131,633
McKesson Corp.	11,920	677,771
Medco Health Solutions, Inc. *	43,234	2,387,382
Mednax, Inc. *	1,325	68,993
Omnicare, Inc.	4,480	102,547
Patterson Companies, Inc. *	9,007	245,261
Quest Diagnostics, Inc.	13,923	751,285
Tenet Healthcare Corp. *	29,207	136,105
Universal Health Services, Inc., Class B	299	17,569
VCA Antech, Inc. *	7,592	187,902
WellPoint, Inc. *	3,084	162,989

		9,589,880

Health Care Technology 0.2%
Allscripts-Misys Heathcare Solutions, Inc.	5,599	83,145
Cerner Corp. *	6,013	371,062
HLTH Corp. *	9,285	134,726
IMS Health, Inc.	3,698	51,254
WebMD Health Corp., Class A *	727	23,911

		664,098

Life Sciences Tools & Services 0.6%
Bio-Rad Laboratories, Inc., Class A *	1,722	148,540
Charles River Laboratories International, Inc. *	3,940	135,890
Covance, Inc. *	5,729	304,210
Illumina, Inc. *	11,027	388,922
Life Technologies Corp. *	13,871	617,676
Millipore Corp. *	4,968	329,031
PerkinElmer, Inc.	2,267	41,373
Pharmaceutical Product Development, Inc.	9,416	189,356
Techne Corp.	3,338	205,854
Thermo Fisher Scientific, Inc. *	3,037	137,303
Waters Corp. *	8,640	434,419

		2,932,574

Pharmaceuticals 6.6%
Abbott Laboratories	138,516	6,265,079
Allergan, Inc.	27,291	1,526,113
Bristol-Myers Squibb Co.	98,358	2,176,662
Eli Lilly & Co.	47,596	1,592,562
Johnson & Johnson	191,159	11,553,650
Merck & Co., Inc.	34,392	1,115,333
Mylan Laboratories, Inc. *	19,548	286,769
Perrigo Co.	7,139	210,743
Schering-Plough Corp.	123,606	3,483,217
Sepracor, Inc. *	9,797	177,816
Valeant Pharmaceuticals International *	6,099	157,903
Wyeth	26,773	1,281,088

		29,826,935

8

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 10.0%
Aerospace & Defense 3.0%
Alliant Techsystems, Inc. *	2,938	$227,049
BE Aerospace, Inc. *	4,175	71,518
Boeing Co.	5,337	265,089
General Dynamics Corp.	2,944	174,255
Goodrich Corp.	11,101	612,331
Honeywell International, Inc.	66,669	2,450,752
ITT Corp.	1,615	80,879
Lockheed Martin Corp.	28,511	2,137,755
Northrop Grumman Corp.	3,450	168,395
Precision Castparts Corp.	12,553	1,145,838
Raytheon Co.	27,196	1,283,107
Rockwell Collins Corp.	14,196	653,584
Spirit AeroSystems Holdings, Inc., Class A *	3,043	47,227
TransDigm Group, Inc. *	3,559	158,447
United Technologies Corp.	68,828	4,085,630

		13,561,856

Air Freight & Logistics 1.1%
C.H. Robinson Worldwide, Inc.	15,187	854,421
Expeditors International of Washington, Inc.	19,032	621,585
United Parcel Service, Inc., Class B	61,982	3,313,558
UTi Worldwide, Inc. *	8,277	106,359

		4,895,923

Airlines 0.2%
AMR Corp. *	25,540	139,448
Continental Airlines, Inc., Class B *	12,374	164,203
Copa Holdings SA, Class A	2,698	112,696
Delta Air Lines, Inc. *	69,160	499,335
Southwest Airlines Co.	20,716	169,457

		1,085,139

Building Products 0.1%
Armstrong World Industries, Inc. *	804	26,862
Lennox International, Inc.	4,172	149,691
Masco Corp.	15,168	219,633
Owens Corning, Inc. *	3,362	75,107

		471,293

Commercial Services & Supplies 0.7%
Avery Dennison Corp.	1,889	58,370
Brink’s Co.	4,077	107,429
Cintas Corp.	2,134	58,557
Copart, Inc. *	5,984	211,474
Corrections Corporation of America *	1,177	23,352
IHS, Inc., Class A *	4,282	207,249
Iron Mountain, Inc. *	16,161	473,356
R.R. Donnelley & Sons Co.	4,745	84,651
Republic Services, Inc.	9,148	234,280
Stericycle, Inc. *	7,608	376,748
Waste Connections, Inc. *	5,267	144,052
Waste Management, Inc.	39,555	1,183,881

		3,163,399

Construction & Engineering 0.4%
AECOM Technology Corp. *	8,471	232,190
Fluor Corp.	16,119	852,695
Jacobs Engineering Group, Inc. *	11,065	486,639

9

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Construction & Engineering continued
Shaw Group, Inc. *	6,089	$178,590
URS Corp. *	932	40,290

		1,790,404

Electrical Equipment 0.9%
Ametek, Inc.	9,628	303,089
Cooper Industries, Inc.	3,671	118,390
Emerson Electric Co.	67,350	2,483,194
First Solar, Inc. *	4,603	559,633
Hubbell, Inc., Class B	591	22,736
Rockwell Automation, Inc.	1,271	53,191
Roper Industries, Inc.	6,963	329,907
SunPower Corp., Class A *	8,648	219,227
Thomas & Betts Corp. *	1,501	41,563

		4,130,930

Industrial Conglomerates 1.1%
3M Co.	62,236	4,487,216
Carlisle Cos.	1,488	49,089
McDermott International, Inc. *	20,482	486,652
Teleflex, Inc.	1,514	68,584

		5,091,541

Machinery 1.5%
Bucyrus International, Inc.	1,515	45,223
Caterpillar, Inc.	26,967	1,221,875
Crane Co.	2,279	53,488
Cummins, Inc.	5,969	270,515
Danaher Corp.	14,409	874,770
Deere & Co.	9,395	409,622
Donaldson Co., Inc.	6,919	259,947
Dover Corp.	11,804	408,300
Flowserve Corp.	5,022	433,148
Graco, Inc.	2,448	61,469
Harsco Corp.	5,253	163,841
IDEX Corp.	4,267	112,820
Joy Global, Inc.	8,034	312,121
Navistar International Corp. *	5,624	243,182
Paccar, Inc.	30,110	1,089,079
Pall Corp.	10,540	313,354
Pentair, Inc.	2,449	69,380
Toro Co.	3,209	121,717
Valmont Industries, Inc.	1,891	155,686
Wabtec	4,281	160,323

		6,779,860

Marine 0.0%
Kirby Corp. *	993	36,791

Professional Services 0.3%
Dun & Bradstreet Corp.	4,766	348,109
Equifax, Inc.	8,848	244,559
FTI Consulting, Inc. *	4,601	200,327
Monster Worldwide, Inc. *	6,609	107,198
Robert Half International, Inc.	13,696	360,068

		1,260,261

10

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail 0.5%
Con-Way, Inc.	1,454	$60,719
J.B. Hunt Transport Services, Inc.	7,832	219,531
Kansas City Southern *	3,735	89,266
Landstar System, Inc.	4,601	160,437
Norfolk Southern Corp.	4,276	196,140
Union Pacific Corp.	23,992	1,434,962

		2,161,055

Trading Companies & Distributors 0.2%
Fastenal Co.	11,848	428,897
GATX Corp.	1,823	50,005
MSC Industrial Direct Co., Class A	3,831	151,363
W.W. Grainger, Inc.	5,512	482,135
Wesco International, Inc. *	1,992	47,868

		1,160,268

INFORMATION TECHNOLOGY 30.4%
Communications Equipment 4.4%
Brocade Communications Systems, Inc. *	12,209	88,271
Ciena Corp. *	886	11,873
Cisco Systems, Inc. *	516,962	11,166,379
F5 Networks, Inc. *	7,041	242,844
Harris Corp.	9,291	322,677
JDS Uniphase Corp. *	9,845	67,635
Juniper Networks, Inc. *	46,890	1,081,752
Motorola, Inc.	13,150	94,417
QUALCOMM, Inc.	148,336	6,885,757

		19,961,605

Computers & Peripherals 8.9%
Apple, Inc. *	79,958	13,449,735
Dell, Inc. *	153,534	2,430,443
Diebold, Inc.	5,201	156,914
EMC Corp. *	18,764	298,348
Hewlett-Packard Co.	165,898	7,447,161
International Business Machines Corp.	118,434	13,981,134
NCR Corp. *	14,215	189,486
NetApp, Inc. *	29,824	678,496
QLogic Corp. *	10,651	168,392
SanDisk Corp. *	9,800	173,460
Seagate Technology, Inc.	39,687	549,665
Teradata Corp. *	12,615	339,722
Western Digital Corp. *	17,999	617,006

		40,479,962

Electronic Equipment, Instruments & Components 1.1%
Agilent Technologies, Inc. *	30,742	789,455
Amphenol Corp., Class A	15,352	536,706
Arrow Electronics, Inc. *	4,448	122,943
Avnet, Inc. *	4,535	120,858
AVX Corp.	943	10,948
Corning, Inc.	118,937	1,793,570
Dolby Laboratories, Inc., Class A *	4,702	183,425
Flir Systems, Inc. *	13,466	309,987
Itron, Inc. *	3,295	180,533
Jabil Circuit, Inc.	8,377	91,728
Mettler-Toledo International, Inc. *	3,018	263,773

11

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment, Instruments & Components continued
Molex, Inc.	1,015	$18,483
National Instruments Corp.	5,085	130,329
Trimble Navigation, Ltd. *	10,713	272,753
Vishay Intertechnology, Inc. *	3,562	28,745

		4,854,236

Internet Software & Services 2.8%
Akamai Technologies, Inc. *	15,490	273,244
eBay, Inc. *	23,348	516,925
Equinix, Inc. *	3,402	286,652
Google, Inc., Class A *	21,464	9,909,285
IAC/InterActiveCorp.	3,767	69,765
Sohu.com, Inc. *	2,692	164,481
VeriSign, Inc. *	17,283	366,227
Yahoo!, Inc. *	99,532	1,454,162

		13,040,741

IT Services 1.8%
Affiliated Computer Services, Inc., Class A *	4,932	220,954
Alliance Data Systems Corp. *	4,763	264,632
Amdocs, Ltd. *	2,463	59,900
Automatic Data Processing, Inc.	44,961	1,724,254
Broadridge Financial Solutions, Inc.	7,808	162,563
Cognizant Technology Solutions Corp., Class A *	26,182	913,228
Convergys Corp. *	1,141	12,368
DST Systems, Inc. *	3,035	139,033
Fidelity National Information Services, Inc.	6,445	158,289
Fiserv, Inc. *	13,946	672,895
Genpact, Ltd. *	5,604	70,779
Global Payments, Inc.	7,205	305,780
Hewitt Associates, Inc., Class A *	7,479	269,394
Lender Processing Services, Inc.	8,564	293,574
Metavante Technologies, Inc. *	8,028	252,962
NeuStar, Inc., Class A *	6,478	150,160
Paychex, Inc.	28,847	816,082
SAIC, Inc. *	13,784	254,866
Total System Services, Inc.	10,460	159,620
Western Union Co.	62,855	1,133,904

		8,035,237

Office Electronics 0.0%
Zebra Technologies Corp., Class A *	4,840	120,951

Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc. *	26,382	115,026
Altera Corp.	26,299	505,204
Analog Devices, Inc.	26,104	737,438
Broadcom Corp., Class A *	44,034	1,252,767
Cree, Inc. *	7,971	293,652
Cypress Semiconductor Corp.	12,620	127,714
Integrated Device Technology, Inc. *	3,156	21,556
Intel Corp.	308,852	6,275,873
International Rectifier Corp. *	2,856	53,607
Intersil Corp., Class A	5,444	80,571
Lam Research Corp. *	11,328	347,770
Linear Technology Corp.	19,921	529,301
Marvell Technology Group, Ltd. *	41,540	633,485

12

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment continued
Maxim Integrated Products, Inc.	22,921	$430,456
MEMC Electronic Materials, Inc. *	20,031	319,494
Microchip Technology, Inc.	14,948	396,869
Micron Technology, Inc. *	13,357	98,441
National Semiconductor Corp.	20,580	312,199
Novellus Systems, Inc. *	5,295	101,452
NVIDIA Corp. *	48,955	710,827
ON Semiconductor Corp. *	37,675	304,037
Rambus, Inc. *	9,363	178,833
Silicon Laboratories, Inc. *	4,005	180,385
Teradyne, Inc. *	15,515	127,999
Texas Instruments, Inc.	114,137	2,806,629
Varian Semiconductor Equipment Associates, Inc. *	6,556	200,417
Xilinx, Inc.	24,568	546,392

		17,688,394

Software 7.5%
Activision Blizzard, Inc. *	29,131	338,211
Adobe Systems, Inc. *	46,941	1,474,886
Ansys, Inc. *	7,855	276,025
Autodesk, Inc. *	13,844	324,365
BMC Software, Inc. *	16,574	590,863
CA, Inc.	27,176	605,753
Cadence Design Systems, Inc. *	23,618	148,085
Citrix Systems, Inc. *	16,220	578,730
Electronic Arts, Inc. *	28,946	527,396
FactSet Research Systems, Inc.	3,739	205,794
Intuit, Inc. *	28,955	804,080
McAfee, Inc. *	13,926	553,976
Micros Systems, Inc. *	7,206	200,831
Microsoft Corp.	690,775	17,027,604
Novell, Inc. *	14,045	61,096
Nuance Communications, Inc. *	17,702	218,266
Oracle Corp.	342,582	7,492,268
Red Hat, Inc. *	16,936	388,850
Rovi Corp.	6,274	190,981
Salesforce.com, Inc. *	9,707	503,502
Sybase, Inc. *	7,453	259,737
Symantec Corp. *	73,583	1,112,575
Synopsys, Inc. *	8,099	171,942
VMware, Inc., Class A *	4,602	163,049

		34,218,865

MATERIALS 3.9%
Chemicals 2.6%
Air Products & Chemicals, Inc.	6,488	486,795
Albemarle Corp.	475	15,309
Ashland, Inc.	498	18,267
Celanese Corp., Ser. A	12,862	327,595
CF Industries Holdings, Inc.	3,596	293,649
E.I. DuPont de Nemours & Co.	26,806	855,916
Ecolab, Inc.	21,196	896,379
FMC Corp.	5,543	264,401
International Flavors & Fragrances, Inc.	6,658	237,158
Intrepid Potash, Inc. *	3,433	80,641

13

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Chemicals continued
Lubrizol Corp.	5,277	$336,250
Monsanto Co.	48,914	4,102,906
Mosaic Co.	14,180	687,305
Nalco Holding Co.	12,382	221,638
Praxair, Inc.	27,558	2,111,494
RPM International, Inc.	6,066	98,755
Scotts Miracle-Gro Co., Class A	4,003	162,882
Sigma-Aldrich Corp.	10,943	555,904
Terra Industries, Inc.	6,112	190,144
Valhi, Inc.	110	997

		11,944,385

Construction Materials 0.1%
Eagle Materials, Inc.	3,909	102,924
Martin Marietta Materials, Inc.	1,532	134,172

		237,096

Containers & Packaging 0.3%
Ball Corp.	5,475	265,319
Crown Holdings, Inc. *	14,338	356,013
Owens-Illinois, Inc. *	12,293	417,224
Packaging Corporation of America	909	18,507
Pactiv Corp. *	9,685	240,672

		1,297,735

Metals & Mining 0.9%
Alcoa, Inc.	40,430	487,181
Cliffs Natural Resources, Inc.	1,127	28,524
Compass Minerals International, Inc.	1,565	83,227
Freeport-McMoRan Copper & Gold, Inc.	22,401	1,410,815
Newmont Mining Corp.	42,901	1,724,191
Royal Gold, Inc.	932	36,982
Schnitzer Steel Industries, Inc., Class A	1,511	81,609
Southern Copper Corp.	11,607	328,014
Walter Energy, Inc.	4,738	245,950

		4,426,493

TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.1%
Frontier Communications Corp.	12,178	86,585
tw telecom, Inc., Class A *	13,364	153,018
Windstream Corp.	18,163	155,657

		395,260

Wireless Telecommunication Services 0.4%
American Tower Corp., Class A *	35,644	1,128,133
Crown Castle International Corp. *	9,358	251,356
Leap Wireless International, Inc. *	4,058	66,916
MetroPCS Communications, Inc. *	22,702	180,708
NII Holdings, Inc. *	787	18,660
SBA Communications Corp., Class A *	10,434	251,564

		1,897,337

UTILITIES 1.0%
Electric Utilities 0.5%
Allegheny Energy, Inc.	9,277	245,005
DPL, Inc.	1,320	32,696
Exelon Corp.	5,137	256,953

14

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Electric Utilities continued
FPL Group, Inc.	4,823	$270,956
ITC Holdings Corp.	4,460	207,747
NV Energy, Inc.	8,971	108,190
PPL Corp.	33,704	990,898

		2,112,445

Gas Utilities 0.1%
EQT Corp.	11,732	465,408

Independent Power Producers & Energy Traders 0.3%
AES Corp. *	48,160	658,347
Calpine Corp. *	16,238	190,959
Constellation Energy Group, Inc.	13,787	436,359
Ormat Technologies, Inc.	1,756	63,321

		1,348,986

Multi-Utilities 0.1%
CenterPoint Energy, Inc.	26,293	326,033
Integrys Energy Group, Inc.	1,507	51,736

		377,769

Water Utilities 0.0%
American Water Works Co.	748	15,035

Total Common Stocks (cost $365,320,885)		450,346,944

EXCHANGE TRADED FUND 0.8%
iShares Russell 1000 Growth Index Fund (cost $3,364,441)	89,030	3,976,080

	Principal Amount	Value

SHORT-TERM INVESTMENTS 0.1%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills:
0.13%, 09/03/2009 ß ƒ	$25,000	25,000
0.15%, 11/27/2009 ß ƒ	100,000	99,969

		124,969

	Shares	Value

MUTUAL FUND SHARES 0.0%
Evergreen Institutional Money Market Fund, Class I, 0.18% q ø	111,474	111,474

Total Short-Term Investments (cost $236,438)		236,443

Total Investments (cost $368,921,764) 99.8%		454,559,467
Other Assets and Liabilities 0.2%		804,072

Net Assets 100.0%		$455,363,539

*	Non-income producing security
°

Security represents an investment in a non-controlled affiliate. At August 31, 2009 the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $1,506,544 and earned $3,144 of income for the period from June 1, 2009 to August 31, 2009.

ß	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

15

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

At August 31, 2009, the Fund had long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at August 31, 2009	Unrealized Gain (Loss)

September 2009	19 E-Mini S&P 500 Futures	$919,216	$968,715	$49,499

On August 31, 2009, the aggregate cost of securities for federal income tax purposes was $369,764,891. The gross unrealized appreciation and depreciation on securities based on tax cost was $107,773,957 and $22,979,381, respectively, with a net unrealized appreciation of $84,794,576.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Futures contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$450,346,944	$0	$0	$450,346,944
Other	3,976,080	0	0	3,976,080
Debt securities issued by U.S. Treasury and U.S. government agencies	124,969	0	0	124,969
Short-term investments	111,474	0	0	111,474

	$454,559,467	$0	$0	$454,559,467

As of August 31, 2009, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other financial instruments*	$49,499	$0	$0	$49,499

*	Other financial instruments include futures contracts.

16

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 98.5%
CONSUMER DISCRETIONARY 9.1%
Auto Components 0.2%
Autoliv, Inc.	7,722	$247,645
BorgWarner, Inc.	761	22,579
Federal-Mogul Corp. *	1,319	16,593
Johnson Controls, Inc.	24,270	601,168
TRW Automotive Holdings Corp. *	3,948	69,682
Wabco Holdings, Inc.	662	12,624

		970,291

Automobiles 0.6%
Ford Motor Co. *	283,613	2,155,459
Harley-Davidson, Inc.	21,279	510,271
Thor Industries, Inc.	1,546	40,273

		2,706,003

Distributors 0.1%
Genuine Parts Co.	14,471	536,006

Diversified Consumer Services 0.1%
Career Education Corp. *	484	11,495
Hillenbrand, Inc.	3,457	69,209
Service Corporation International	22,775	161,247
Weight Watchers International, Inc.	2,738	75,103

		317,054

Hotels, Restaurants & Leisure 0.6%
Boyd Gaming Corp. *	5,001	51,410
Carnival Corp.	21,711	635,047
Choice Hotels International, Inc.	1,883	55,548
International Game Technology	4,518	94,517
International Speedway Corp., Class A	2,728	75,866
Las Vegas Sands Corp. *	6,600	94,116
Marriott International, Inc., Class A	14,340	342,729
MGM MIRAGE *	9,543	80,829
Penn National Gaming, Inc. *	6,061	177,042
Royal Caribbean Cruises, Ltd.	8,204	156,532
Starwood Hotels & Resorts Worldwide, Inc.	14,179	422,251
Wendy’s/Arby’s Group, Inc.	19,889	100,240
Wyndham Worldwide Corp.	9,018	136,623
Wynn Resorts, Ltd. *	6,076	328,894

		2,751,644

Household Durables 0.9%
Black & Decker Corp.	5,457	240,763
D.R. Horton, Inc.	25,169	337,516
Fortune Brands, Inc.	13,632	542,690
Garmin, Ltd.	1,849	60,777
Harman International Industries, Inc.	2,369	71,046
Jarden Corp. *	7,973	194,143
KB Home	6,418	116,872
Leggett & Platt, Inc.	5,378	98,149
Lennar Corp., Class A	13,471	204,086
M.D.C. Holdings, Inc.	2,094	78,441
Mohawk Industries, Inc. *	5,044	252,805
Newell Rubbermaid, Inc.	21,113	293,893
NVR, Inc. *	434	293,058
Pulte Homes, Inc.	27,190	347,486
Snap-On, Inc.	3,796	141,667
Stanley Works	7,177	293,755
Toll Brothers, Inc. *	12,352	280,884
Whirlpool Corp.	6,700	430,207

		4,278,238

1

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Internet & Catalog Retail 0.1%
Expedia, Inc. *	1,500	$34,575
Liberty Media Holding Corp. – Interactive, Ser. A *	54,104	518,316

		552,891

Leisure Equipment & Products 0.1%
Hasbro, Inc.	4,589	130,282
Mattel, Inc.	7,289	131,129

		261,411

Media 4.4%
Cablevision Systems Corp., Class A	21,289	475,596
CBS Corp., Class B	55,132	570,616
Central European Media Enterprises, Ltd., Class A *	3,117	89,551
Clear Channel Outdoor Holdings, Inc. *	3,680	24,987
Comcast Corp., Class A	241,338	3,697,298
Discover Communications Inc., Ser. C *	1,787	41,762
DISH Network Corp., Class A *	18,244	297,560
DreamWorks Animation SKG, Inc., Class A *	6,570	221,803
Gannett Co., Inc.	21,095	182,261
Interactive Data Corp.	1,760	40,850
Interpublic Group of Cos. *	43,418	273,099
Lamar Advertising Co., Class A *	5,176	118,479
Liberty Global, Inc., Class A *	24,152	528,687
Liberty Media Corp. – Liberty Entertainment, Ser. A *	47,041	1,311,973
Meredith Corp.	3,075	85,116
New York Times Co., Class A	8,773	66,763
News Corp., Class A	206,635	2,215,127
Regal Entertainment Group, Class A	3,514	44,452
Scripps Networks Interactive, Inc., Class A	3,225	104,716
Time Warner Cable, Inc.	31,977	1,180,591
Time Warner, Inc.	108,588	3,030,691
Viacom, Inc., Class B *	49,260	1,233,470
Virgin Media, Inc.	26,178	299,215
Walt Disney Co.	168,516	4,388,157
Warner Music Group Corp. *	3,689	16,896
Washington Post Co., Class B	558	242,373

		20,782,089

Multiline Retail 0.4%
Big Lots, Inc. *	6,662	169,348
J.C. Penney Co., Inc.	20,187	606,417
Kohl’s Corp. *	1,742	89,870
Macy’s, Inc.	38,173	592,445
Sears Holdings Corp. *	4,517	286,604

		1,744,684

Specialty Retail 1.5%
Abercrombie & Fitch Co., Class A	4,010	129,483
AutoNation, Inc. *	5,966	113,235
Barnes & Noble, Inc.	2,673	55,304
CarMax, Inc. *	5,802	100,433
Chico’s FAS, Inc. *	998	12,705
Foot Locker, Inc.	7,884	84,043
GameStop Corp., Class A *	1,808	43,030
Gap, Inc.	5,076	99,743
Home Depot, Inc.	143,632	3,919,717
Limited Brands, Inc.	7,869	117,406

2

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail continued
Lowe’s Cos.	91,638	$1,970,217
Office Depot, Inc. *	20,394	106,457
Penske Automotive Group, Inc.	2,203	38,971
RadioShack Corp.	9,869	149,318
Sherwin-Williams Co.	1,305	78,561
Signet Jewelers, Ltd.	7,740	187,540
Tiffany & Co.	945	34,379
Williams-Sonoma, Inc.	5,108	97,716

		7,338,258

Textiles, Apparel & Luxury Goods 0.1%
Phillips-Van Heusen Corp.	1,652	62,413
Polo Ralph Lauren Corp.	290	19,250
VF Corp.	6,224	432,941

		514,604

CONSUMER STAPLES 5.5%
Beverages 0.9%
Brown-Forman Corp., Class B	1,382	61,803
Central European Distribution Corp. *	4,549	146,478
Coca-Cola Co.	44,963	2,192,845
Coca-Cola Enterprises, Inc.	4,204	84,963
Constellation Brands, Inc., Class A *	17,269	255,409
Dr. Pepper Snapple Group, Inc. *	23,040	609,178
Molson Coors Brewing Co., Class B	10,944	518,527
Pepsi Bottling Group, Inc.	2,554	91,254
PepsiAmericas, Inc.	5,140	143,817

		4,104,274

Food & Staples Retailing 1.1%
BJ’s Wholesale Club, Inc. *	4,096	133,529
CVS Caremark Corp.	91,833	3,445,574
Kroger Co.	9,296	200,701
Rite Aid Corp. *	53,067	81,723
Safeway, Inc.	38,654	736,359
SUPERVALU, Inc.	19,240	276,094
Whole Foods Market, Inc. *	1,599	46,499

		4,920,479

Food Products 2.2%
Archer Daniels Midland Co.	25,579	737,443
Bunge, Ltd.	12,165	815,177
Campbell Soup Co.	5,735	179,850
ConAgra Foods, Inc.	40,590	833,313
Corn Products International, Inc.	6,769	200,768
Del Monte Foods Co.	17,947	188,264
Flowers Foods, Inc.	1,206	28,667
General Mills, Inc.	17,556	1,048,620
H.J. Heinz Co.	5,425	208,862
Hershey Co.	5,828	228,632
Hormel Foods Corp.	5,705	210,800
J.M. Smucker Co.	10,749	561,850
Kraft Foods, Inc., Class A	133,664	3,789,374
Ralcorp Holdings, Inc. *	5,134	322,056
Sara Lee Corp.	47,477	460,052
Smithfield Foods, Inc. *	10,197	125,117
Tyson Foods, Inc., Class A	27,381	328,298

		10,267,143

3

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Household Products 1.1%
Clorox Co.	1,426	$84,263
Energizer Holdings, Inc. *	1,019	66,673
Kimberly-Clark Corp.	4,887	295,468
Procter & Gamble Co.	91,264	4,938,295

		5,384,699

Personal Products 0.0%
Alberto-Culver Co.	1,152	30,401
Mead Johnson Nutrition Co. *	1,565	62,068
NBTY, Inc. *	1,504	55,738

		148,207

Tobacco 0.2%
Lorillard, Inc.	1,786	129,967
Reynolds American, Inc.	15,309	699,775

		829,742

ENERGY 17.8%
Energy Equipment & Services 2.3%
Atwood Oceanics, Inc. *	742	21,132
Baker Hughes, Inc.	28,108	968,321
BJ Services Co.	26,508	425,719
ENSCO International, Inc.	9,228	340,513
Exterran Holdings, Inc. *	3,043	54,865
Halliburton Co.	81,421	1,930,492
Helmerich & Payne, Inc.	6,584	220,301
Nabors Industries, Ltd. *	25,688	454,164
National Oilwell Varco, Inc. *	37,951	1,379,519
Oil States International, Inc. *	4,499	132,586
Patterson-UTI Energy, Inc.	11,902	158,178
Pride International, Inc. *	8,397	216,475
Rowan Companies, Inc.	8,457	175,144
Schlumberger, Ltd.	59,287	3,331,929
SEACOR Holdings, Inc. *	1,833	139,546
Seahawk Drilling, Inc.	559	12,460
Smith International, Inc.	8,061	222,242
Superior Energy Services, Inc. *	7,093	129,305
Tidewater, Inc.	4,692	202,554
Unit Corp. *	3,706	138,641

		10,654,086

Oil, Gas & Consumable Fuels 15.5%
Anadarko Petroleum Corp.	45,306	2,395,328
Apache Corp.	30,421	2,584,264
Arch Coal, Inc.	14,746	255,401
Cabot Oil & Gas Corp.	9,406	331,561
Chesapeake Energy Corp.	56,830	1,297,997
Chevron Corp.	181,941	12,724,954
Cimarex Energy Co.	7,560	295,142
Comstock Resources, Inc. *	3,879	137,045
Concho Resources, Inc. *	6,912	225,262
ConocoPhillips	134,464	6,054,914
Continental Resources, Inc. *	1,444	50,973
Denbury Resources, Inc. *	22,586	343,759
Devon Energy Corp.	40,288	2,472,877
El Paso Corp.	45,935	423,980
Encore Aquisition Co. *	4,790	180,535

4

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
EOG Resources, Inc.	22,715	$1,635,480
EXCO Resources, Inc. *	1,477	21,653
Exxon Mobil Corp.	328,614	22,723,658
Forest Oil Corp. *	6,394	100,514
Frontier Oil Corp.	2,035	26,109
Frontline, Ltd.	4,678	104,179
Helix Energy Solutions Group, Inc. *	9,387	109,828
Hess Corp.	26,357	1,333,401
Marathon Oil Corp.	64,238	1,983,027
Mariner Energy, Inc. *	998	12,106
Massey Energy Co.	1,552	42,028
Murphy Oil Corp.	17,316	987,012
Newfield Exploration Co. *	12,036	465,673
Noble Energy, Inc.	15,733	951,217
Occidental Petroleum Corp.	73,567	5,377,748
Overseas Shipholding Group, Inc.	2,126	75,197
Pioneer Natural Resources Co.	10,345	299,591
Plains Exploration & Production Co. *	5,801	152,276
Range Resources Corp.	12,120	586,244
SandRidge Energy, Inc. *	11,275	137,555
Spectra Energy Corp.	58,537	1,101,666
St. Mary Land & Exploration Co.	4,270	112,301
Sunoco, Inc.	10,609	285,382
Teekay Corp.	2,140	38,520
Tesoro Corp.	7,446	104,840
Valero Energy Corp.	51,075	957,145
Whiting Petroleum Corp. *	4,614	223,964
Williams Cos.	52,649	865,550
XTO Energy, Inc.	52,613	2,030,862

		72,618,718

FINANCIALS 25.4%
Capital Markets 3.5%
Ameriprise Financial, Inc.	21,321	640,270
Bank of New York Mellon Corp.	86,255	2,554,011
BlackRock, Inc.	1,209	241,280
Federated Investors, Inc., Class B	537	14,096
Franklin Resources, Inc.	7,520	701,842
Goldman Sachs Group, Inc.	42,857	7,091,119
INVESCO, Ltd.	34,699	720,004
Investment Technology Group, Inc. *	3,611	88,975
Janus Capital Group, Inc.	2,165	27,539
Jefferies Group, Inc. *	2,558	60,522
Legg Mason, Inc.	12,779	367,524
Morgan Stanley	94,740	2,743,670
Raymond James Financial, Inc.	8,884	202,111
State Street Corp.	20,929	1,098,354

		16,551,317

Commercial Banks 5.2%
Associated Banc-Corp.	11,605	120,344
BancorpSouth, Inc.	7,563	173,949
Bank of Hawaii Corp.	4,339	171,174
BB&T Corp.	62,315	1,741,081
BOK Financial Corp.	1,216	55,012
CapitalSource, Inc.	18,599	77,000

5

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
City National Corp.	3,909	$154,405
Comerica, Inc.	13,715	365,779
Commerce Bancshares, Inc.	3,587	131,750
Cullen/Frost Bankers, Inc.	4,693	231,271
Fifth Third Bancorp	72,181	789,660
First Citizens Bancshares, Inc., Class A	547	75,716
First Horizon National Corp. *	19,507	261,004
Fulton Financial Corp.	15,937	116,978
Huntington Bancshares, Inc.	51,618	235,378
KeyCorp	79,735	531,035
M&T Bank Corp.	6,916	427,132
Marshall & Ilsley Corp.	33,408	237,865
PNC Financial Services Group, Inc.	41,760	1,778,558
Popular, Inc.	25,597	55,034
Regions Financial Corp.	104,829	614,298
SunTrust Banks, Inc.	45,269	1,057,936
Synovus Financial Corp.	23,658	87,535
TCF Financial Corp.	11,627	159,987
U.S. Bancorp	172,222	3,895,662
Valley National Bancorp	12,869	150,052
Wells Fargo & Co. °	367,769	10,121,003
Whitney Holding Corp.	6,117	55,114
Wilmington Trust Corp.	6,290	88,249
Zions Bancorp	11,353	200,607

		24,160,568

Consumer Finance 1.0%
American Express Co.	75,237	2,544,515
AmeriCredit Corp. *	5,680	98,037
Capital One Financial Corp.	29,432	1,097,519
Discover Financial Services	48,620	668,525
SLM Corp. *	33,222	295,676
Student Loan Corp.	328	16,125

		4,720,397

Diversified Financial Services 7.8%
Bank of America Corp.	785,194	13,811,563
CIT Group, Inc.	31,908	55,520
Citigroup, Inc.	1,029,758	5,148,790
CME Group, Inc., Class A	5,674	1,651,361
Interactive Brokers Group, Inc., Class A *	3,685	69,941
JPMorgan Chase & Co.	341,176	14,827,509
Leucadia National Corp. *	10,807	268,770
Liberty Media Corp. – Capital, Ser. A *	7,285	139,071
NASDAQ OMX Group, Inc. *	6,834	150,006
NYSE Euronext	17,533	496,885

		36,619,416

Insurance 4.8%
Alleghany Corp. *	504	139,910
Allied World Assurance Co. Holdings, Ltd.	4,495	208,253
Allstate Corp.	48,680	1,430,705
American International Group, Inc.	6,817	309,015
American National Insurance Co.	1,446	124,891
AON Corp.	25,122	1,049,095
Arch Capital Group, Ltd. *	4,748	308,478

6

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Arthur J. Gallagher & Co.	664	$15,783
Aspen Insurance Holdings, Ltd.	7,526	191,160
Assurant, Inc.	10,687	320,076
Axis Capital Holdings, Ltd.	9,267	282,458
Brown & Brown, Inc.	2,805	55,735
Chubb Corp.	31,957	1,578,356
Cincinnati Financial Corp.	13,131	337,729
CNA Financial Corp.	1,314	32,154
Endurance Specialty Holdings, Ltd.	2,970	102,376
Erie Indemnity Co., Class A	809	31,284
Everest Re Group, Ltd.	5,585	470,871
Fidelity National Financial, Inc.	18,179	273,049
First American Corp.	8,461	266,691
Genworth Financial, Inc., Class A	22,568	238,318
Hartford Financial Services Group, Inc.	29,536	700,594
HCC Insurance Holdings, Inc.	10,183	269,239
Lincoln National Corp.	18,946	478,197
Loews Corp.	29,741	1,015,655
Markel Corp. *	891	293,014
Marsh & McLennan Cos.	43,868	1,032,653
MBIA, Inc. *	11,959	80,364
Mercury General Corp.	2,421	89,940
MetLife, Inc.	52,372	1,977,567
Odyssey Re Holdings Corp.	1,211	61,337
Old Republic International Corp.	21,832	260,019
OneBeacon Insurance Group, Ltd., Class A	2,106	28,915
PartnerRe, Ltd.	5,136	379,602
Progressive Corp. *	55,503	916,910
Protective Life Corp.	7,767	167,379
Prudential Financial, Inc.	20,111	1,017,214
Reinsurance Group of America, Inc., Class B	6,089	262,131
RenaissanceRe Holdings, Ltd.	5,656	307,969
StanCorp Financial Group, Inc.	4,449	168,395
The Hanover Insurance Group, Inc.	4,288	175,336
Torchmark Corp.	7,509	319,959
TransAtlantic Holdings, Inc.	2,475	120,929
Travelers Companies, Inc.	53,133	2,678,966
Unitrin, Inc.	3,819	72,294
Universal American Financial Corp.	7,805	200,198
Unum Group	30,066	677,387
Validus Holdings, Ltd.	2,385	61,199
W.R. Berkley Corp.	8,196	209,408
Wesco Financial Corp.	122	36,844
White Mountains Insurance Group, Ltd.	709	221,208
XL Capital, Ltd., Class A	31,048	538,683

		22,585,892

Real Estate Investment Trusts (REITs) 2.7%
Alexandria Real Estate Equities, Inc.	2,809	156,489
AMB Property Corp.	13,270	302,954
Annaly Capital Management, Inc.	49,404	856,665
Apartment Investment & Management Co., Class A	10,628	129,343
AvalonBay Communities, Inc.	7,252	467,246
Boston Properties, Inc.	12,575	761,794
Brandywine Realty Trust	11,668	123,798

7

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Investment Trusts (REITs) continued
BRE Properties, Inc.	4,651	$131,484
Camden Property Trust	6,052	222,108
Chimera Investment Corp.	60,838	231,184
Corporate Office Properties Trust	5,207	191,930
Douglas Emmett, Inc.	11,009	133,319
Duke Realty Corp.	20,314	234,017
Equity Residential	24,854	678,763
Essex Property Trust, Inc.	2,492	185,928
Federal Realty Investment Trust	4,667	291,081
HCP, Inc.	16,280	463,654
Health Care REIT, Inc.	5,013	214,105
Hospitality Properties Trust	11,084	201,951
Host Hotels & Resorts, Inc.	54,655	544,910
HRPT Properties Trust	20,301	131,551
Kimco Realty Corp.	34,157	428,670
Liberty Property Trust	10,133	332,059
Macerich Co.	7,180	205,779
Mack-Cali Realty Corp.	7,100	227,413
Nationwide Health Properties, Inc.	2,317	73,866
Plum Creek Timber Co., Inc.	9,501	287,785
ProLogis	40,171	446,702
Rayonier, Inc.	3,922	168,450
Realty Income Corp.	9,468	241,907
Regency Centers Corp.	7,263	243,674
Senior Housing Properties Trust	10,932	219,296
Simon Property Group, Inc.	12,395	788,570
SL Green Realty Corp.	6,972	246,042
Taubman Centers, Inc.	4,821	152,681
UDR, Inc.	13,656	174,660
Ventas, Inc.	14,205	556,978
Vornado Realty Trust	13,839	796,019
Weingarten Realty Investors	9,477	188,213

		12,433,038

Real Estate Management & Development 0.1%
Forest City Enterprises, Inc., Class A	9,951	92,047
Jones Lang LaSalle, Inc.	3,791	177,722

		269,769

Thrifts & Mortgage Finance 0.3%
First Niagara Financial Group, Inc.	13,592	177,783
Hudson City Bancorp, Inc.	18,892	247,863
New York Community Bancorp, Inc.	31,331	333,362
People’s United Financial, Inc.	31,338	503,288
TFS Financial Corp.	6,652	75,833
Washington Federal, Inc.	7,991	118,587

		1,456,716

HEALTH CARE 9.4%
Health Care Equipment & Supplies 0.6%
Boston Scientific Corp. *	88,047	1,034,552
Cooper Cos.	4,099	111,985
Hill-Rom Holdings, Inc.	3,408	69,830
Hologic, Inc. *	21,002	345,483
Inverness Medical Innovations, Inc. *	3,971	141,367
Kinetic Concepts, Inc. *	3,607	115,244
Zimmer Holdings, Inc. *	19,522	924,367

		2,742,828

8

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 2.2%
Aetna, Inc.	31,840	$907,440
AmerisourceBergen Corp.	3,399	72,433
Brookdale Senior Living, Inc.	3,994	63,465
Cardinal Health, Inc.	32,679	1,130,040
CIGNA Corp.	23,148	681,246
Community Health Systems, Inc. *	4,180	128,619
Coventry Health Care, Inc. *	9,673	211,161
Health Net, Inc. *	9,426	144,406
Humana, Inc. *	9,745	347,896
Lifepoint Hospitals, Inc. *	4,933	123,966
Lincare Holdings, Inc. *	1,192	31,457
McKesson Corp.	12,563	714,332
Mednax, Inc. *	2,813	146,473
Omnicare, Inc.	6,214	142,238
Tenet Healthcare Corp. *	13,982	65,156
UnitedHealth Group, Inc.	107,958	3,022,824
Universal Health Services, Inc., Class B	3,850	226,226
WellPoint, Inc. *	40,862	2,159,557

		10,318,935

Health Care Technology 0.0%
IMS Health, Inc.	12,752	176,743

Life Sciences Tools & Services 0.4%
Charles River Laboratories International, Inc. *	2,010	69,325
Life Technologies Corp. *	1,807	80,466
PerkinElmer, Inc.	8,285	151,201
Thermo Fisher Scientific, Inc. *	34,890	1,577,377

		1,878,369

Pharmaceuticals 6.2%
Bristol-Myers Squibb Co.	80,183	1,774,450
Eli Lilly & Co.	43,781	1,464,912
Endo Pharmaceuticals Holdings, Inc. *	10,633	239,987
Forest Laboratories, Inc. *	27,374	801,237
Johnson & Johnson	56,521	3,416,129
King Pharmaceuticals, Inc. *	22,505	233,602
Merck & Co., Inc.	156,526	5,076,138
Mylan Laboratories, Inc. *	7,890	115,746
Pfizer, Inc.	612,437	10,227,698
Schering-Plough Corp.	22,959	646,985
Watson Pharmaceuticals, Inc. *	9,567	337,619
Wyeth	93,921	4,494,120

		28,828,623

INDUSTRIALS 10.0%
Aerospace & Defense 1.8%
BE Aerospace, Inc. *	4,401	75,389
Boeing Co.	60,504	3,005,234
General Dynamics Corp.	28,398	1,680,877
ITT Corp.	14,883	745,341
L-3 Communications Holdings, Inc.	10,578	787,003
Northrop Grumman Corp.	25,864	1,262,422
Raytheon Co.	8,226	388,103
Spirit AeroSystems Holdings, Inc., Class A *	6,459	100,244
United Technologies Corp.	6,226	369,575

		8,414,188

9

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Air Freight & Logistics 0.4%
FedEx Corp.	28,258	$1,941,607
UTi Worldwide, Inc. *	699	8,982

		1,950,589

Airlines 0.1%
Southwest Airlines Co.	46,258	378,390

Building Products 0.1%
Armstrong World Industries, Inc. *	1,040	34,747
Masco Corp.	17,250	249,780
Owens Corning, Inc. *	4,350	97,179
USG Corp. *	3,728	55,398

		437,104

Commercial Services & Supplies 0.5%
Avery Dennison Corp.	8,319	257,057
Cintas Corp.	9,779	268,336
Corrections Corporation of America *	9,262	183,758
Covanta Holding Corp. *	11,706	209,537
Pitney Bowes, Inc.	18,732	418,660
R.R. Donnelley & Sons Co.	13,819	246,531
Republic Services, Inc.	19,959	511,150
Waste Connections, Inc. *	1,933	52,868
Waste Management, Inc.	4,599	137,648

		2,285,545

Construction & Engineering 0.2%
KBR, Inc.	14,564	329,875
Quanta Services, Inc. *	17,943	396,899
Shaw Group, Inc. *	1,418	41,590
URS Corp. *	6,606	285,577

		1,053,941

Electrical Equipment 0.3%
Cooper Industries, Inc.	11,392	367,392
General Cable Corp. *	4,713	166,275
Hubbell, Inc., Class B	4,519	173,846
Rockwell Automation, Inc.	11,585	484,832
Roper Industries, Inc.	1,167	55,292
Thomas & Betts Corp. *	3,274	90,657

		1,338,294

Industrial Conglomerates 3.0%
Carlisle Cos.	4,053	133,709
General Electric Co.	961,094	13,359,207
Teleflex, Inc.	2,074	93,952
Textron, Inc.	24,526	376,719

		13,963,587

Machinery 2.0%
AGCO Corp. *	8,389	262,072
Bucyrus International, Inc.	5,285	157,757
Caterpillar, Inc.	27,307	1,237,280
Crane Co.	2,174	51,024
Cummins, Inc.	12,272	556,167
Danaher Corp.	8,867	538,316
Deere & Co.	28,848	1,257,773
Dover Corp.	4,930	170,529
Eaton Corp.	15,030	810,868

10

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery continued
Gardner Denver, Inc. *	4,712	$152,999
Graco, Inc.	2,957	74,250
Harsco Corp.	1,968	61,382
IDEX Corp.	3,003	79,399
Illinois Tool Works, Inc.	40,740	1,703,747
Joy Global, Inc.	1,141	44,328
Kennametal, Inc.	7,377	162,663
Lincoln Electric Holdings, Inc.	3,859	175,662
Manitowoc Co.	11,830	78,551
Oshkosh Corp.	8,113	272,597
Paccar, Inc.	2,472	89,412
Parker Hannifin Corp.	14,568	708,879
Pentair, Inc.	6,440	182,445
SPX Corp.	4,447	247,609
Terex Corp. *	9,566	157,648
Timken Co.	8,785	185,451
Trinity Industries, Inc.	7,133	112,701

		9,531,509

Marine 0.1%
Alexander & Baldwin, Inc.	3,723	106,850
Kirby Corp. *	3,876	143,606

		250,456

Professional Services 0.1%
Equifax, Inc.	2,498	69,045
Manpower, Inc.	7,110	367,587
Monster Worldwide, Inc. *	4,747	76,996

		513,628

Road & Rail 1.4%
Burlington Northern Santa Fe Corp.	23,853	1,980,276
Con-Way, Inc.	2,977	124,320
CSX Corp.	35,528	1,509,940
Hertz Global Holdings, Inc. *	16,963	168,273
Kansas City Southern *	4,530	108,267
Norfolk Southern Corp.	28,981	1,329,358
Ryder System, Inc.	5,072	192,736
Union Pacific Corp.	21,458	1,283,403

		6,696,573

Trading Companies & Distributors 0.0%
GATX Corp.	2,438	66,874
Wesco International, Inc. *	1,818	43,687

		110,561

INFORMATION TECHNOLOGY 5.0%
Communications Equipment 0.5%
Brocade Communications Systems, Inc. *	22,759	164,548
Ciena Corp. *	7,332	98,249
CommScope, Inc. *	8,495	229,025
EchoStar Corp. *	3,441	63,831
Harris Corp.	2,607	90,541
JDS Uniphase Corp. *	9,166	62,970
Motorola, Inc.	194,740	1,398,233
Tellabs, Inc. *	35,919	227,726

		2,335,123

11

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 1.3%
Diebold, Inc.	745	$22,477
EMC Corp. *	163,697	2,602,782
Hewlett-Packard Co.	49,052	2,201,944
Lexmark International, Inc., Class A *	7,087	133,519
SanDisk Corp. *	10,665	188,770
Seagate Technology, Inc.	4,416	61,162
Sun Microsystems, Inc. *	67,894	630,056
Teradata Corp. *	2,900	78,097
Western Digital Corp. *	2,003	68,663

		5,987,470

Electronic Equipment, Instruments & Components 0.3%
Arrow Electronics, Inc. *	6,349	175,486
Avnet, Inc. *	9,117	242,968
AVX Corp.	3,467	40,252
Corning, Inc.	20,590	310,497
Ingram Micro, Inc., Class A *	14,692	246,238
Itron, Inc. *	251	13,752
Jabil Circuit, Inc.	8,551	93,634
Molex, Inc.	10,924	198,926
Tech Data Corp. *	4,559	173,698
Vishay Intertechnology, Inc. *	13,326	107,541

		1,602,992

Internet Software & Services 0.4%
eBay, Inc. *	77,829	1,723,134
IAC/InterActiveCorp.	4,874	90,267
Yahoo!, Inc. *	7,007	102,372

		1,915,773

IT Services 0.4%
Affiliated Computer Services, Inc., Class A *	3,261	146,093
Amdocs, Ltd. *	15,071	366,527
Broadridge Financial Solutions, Inc.	4,825	100,457
Computer Sciences Corp. *	13,750	671,687
Convergys Corp. *	7,730	83,793
DST Systems, Inc. *	419	19,194
Fidelity National Information Services, Inc.	10,831	266,009
SAIC, Inc. *	4,904	90,675
Total System Services, Inc.	4,099	62,551

		1,806,986

Office Electronics 0.2%
Xerox Corp.	78,487	678,913
Zebra Technologies Corp., Class A *	491	12,270

		691,183

Semiconductors & Semiconductor Equipment 1.7%
Advanced Micro Devices, Inc. *	23,977	104,540
Applied Materials, Inc.	120,650	1,590,167
Atmel Corp. *	40,915	168,979
Cypress Semiconductor Corp.	1,279	12,943
Fairchild Semiconductor International, Inc. *	11,239	113,064
Integrated Device Technology, Inc. *	11,807	80,642
Intel Corp.	194,137	3,944,864
International Rectifier Corp. *	3,622	67,985
Intersil Corp., Class A	5,580	82,584
KLA-Tencor Corp.	15,419	481,073

12

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment continued
LSI Corp. *	58,891	$306,822
Marvell Technology Group, Ltd. *	4,674	71,279
Maxim Integrated Products, Inc.	4,454	83,646
Microchip Technology, Inc.	1,460	38,763
Micron Technology, Inc. *	63,326	466,713
Novellus Systems, Inc. *	3,501	67,079
PMC-Sierra, Inc. *	20,215	183,552

		7,864,695

Software 0.2%
Activision Blizzard, Inc. *	21,186	245,969
Autodesk, Inc. *	6,688	156,700
CA, Inc.	8,127	181,151
Compuware Corp. *	21,961	158,339
Novell, Inc. *	17,036	74,107
Nuance Communications, Inc. *	1,794	22,120
Rovi Corp.	2,828	86,084
Synopsys, Inc. *	4,879	103,581

		1,028,051

MATERIALS 3.8%
Chemicals 1.7%
Air Products & Chemicals, Inc.	12,474	935,924
Airgas, Inc.	7,381	343,217
Albemarle Corp.	7,818	251,974
Ashland, Inc.	6,226	228,370
Cabot Corp.	5,936	117,473
CF Industries Holdings, Inc.	751	61,327
Cytec Industries, Inc.	4,284	123,765
Dow Chemical Co.	100,979	2,149,843
E.I. DuPont de Nemours & Co.	54,863	1,751,776
Eastman Chemical Co.	6,593	343,891
FMC Corp.	983	46,889
Huntsman Corp.	14,718	126,428
International Flavors & Fragrances, Inc.	400	14,248
Intrepid Potash, Inc. *	262	6,154
Lubrizol Corp.	777	49,510
PPG Industries, Inc.	14,930	827,122
RPM International, Inc.	5,513	89,752
Terra Industries, Inc.	2,859	88,943
Valhi, Inc.	374	3,388
Valspar Corp.	9,099	243,671

		7,803,665

Construction Materials 0.2%
Martin Marietta Materials, Inc.	2,489	217,986
Vulcan Materials Co.	11,344	567,654

		785,640

Containers & Packaging 0.4%
AptarGroup, Inc.	6,148	211,368
Ball Corp.	2,985	144,653
Bemis Co., Inc.	9,801	260,609
Greif, Inc., Class A	3,016	149,413
Owens-Illinois, Inc. *	2,825	95,880
Packaging Corporation of America	8,380	170,617
Pactiv Corp. *	2,167	53,850

13

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Containers & Packaging continued
Sealed Air Corp.	14,395	$272,209
Sonoco Products Co.	9,057	234,939
Temple-Inland, Inc.	9,666	163,452

		1,756,990

Metals & Mining 1.1%
AK Steel Holding Corp.	9,918	201,534
Alcoa, Inc.	47,484	572,182
Allegheny Technologies, Inc.	8,896	270,172
Carpenter Technology Corp.	3,998	85,197
Cliffs Natural Resources, Inc.	10,746	271,981
Commercial Metals Co.	10,212	172,889
Compass Minerals International, Inc.	1,372	72,963
Freeport-McMoRan Copper & Gold, Inc.	14,686	924,924
Nucor Corp.	28,522	1,270,370
Reliance Steel & Aluminum Co.	5,711	210,964
Royal Gold, Inc.	2,334	92,613
Schnitzer Steel Industries, Inc., Class A	409	22,090
Southern Copper Corp.	4,216	119,144
Steel Dynamics, Inc.	19,528	323,189
Titanium Metals Corp.	7,725	63,500
United States Steel Corp.	13,007	569,447

		5,243,159

Paper & Forest Products 0.4%
International Paper Co.	39,226	900,237
MeadWestvaco Corp.	15,529	340,861
Weyerhaeuser Co.	19,182	717,215

		1,958,313

TELECOMMUNICATION SERVICES 5.5%
Diversified Telecommunication Services 5.1%
AT&T, Inc.	535,475	13,949,124
CenturyTel, Inc.	26,926	867,825
Frontier Communications Corp.	16,017	113,881
Level 3 Communications, Inc. *	147,698	177,237
Qwest Communications International, Inc.	133,641	479,771
Verizon Communications, Inc.	257,806	8,002,298
Windstream Corp.	21,247	182,087

		23,772,223

Wireless Telecommunication Services 0.4%
Clearwire Corp. *	5,847	44,788
Crown Castle International Corp. *	16,920	454,471
Leap Wireless International, Inc. *	1,241	20,464
NII Holdings, Inc. *	14,249	337,844
Sprint Nextel Corp. *	253,818	928,974
Telephone & Data Systems, Inc.	8,235	217,157
U.S. Cellular Corp. *	1,412	51,552

		2,055,250

UTILITIES 7.0%
Electric Utilities 4.0%
Allegheny Energy, Inc.	5,981	157,958
American Electric Power Co., Inc.	43,270	1,359,976
CMS Energy Corp.	20,587	276,072
Consolidated Edison, Inc.	24,904	1,000,892

14

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Electric Utilities continued
DPL, Inc.	9,188	$227,587
Duke Energy Corp.	116,817	1,809,495
Edison International	29,570	987,934
Entergy Corp.	17,798	1,406,042
Exelon Corp.	54,586	2,730,392
FirstEnergy Corp.	27,666	1,248,566
FPL Group, Inc.	32,399	1,820,176
Great Plains Energy, Inc.	12,257	214,743
Hawaiian Electric Industries, Inc.	8,307	144,542
Mirant Corp. *	13,088	220,533
Northeast Utilities	15,894	378,118
NRG Energy, Inc. *	24,076	646,441
NV Energy, Inc.	12,190	147,011
Pepco Holdings, Inc.	19,966	286,113
Pinnacle West Capital Corp.	9,174	301,916
Progress Energy, Inc.	25,325	1,001,097
Southern Co.	71,013	2,215,605
Westar Energy, Inc.	9,863	202,389

		18,783,598

Gas Utilities 0.5%
AGL Resources, Inc.	7,004	235,265
Atmos Energy Corp.	8,351	227,481
Energen Corp.	6,508	273,271
National Fuel Gas Co.	6,423	287,044
ONEOK, Inc.	9,557	323,791
Questar Corp.	15,797	533,307
Southern Union Co.	10,099	200,364
UGI Corp.	9,826	250,661

		2,331,184

Independent Power Producers & Energy Traders 0.1%
AES Corp. *	11,738	160,458
Calpine Corp. *	13,951	164,064
Constellation Energy Group, Inc.	2,580	81,657
Dynegy, Inc., Class A *	45,206	85,891
RRI Energy, Inc. *	31,806	188,928

		680,998

Multi-Utilities 2.3%
Alliant Energy Corp.	10,041	264,480
Ameren Corp.	19,382	522,733
CenterPoint Energy, Inc.	5,071	62,880
Dominion Resources, Inc.	53,544	1,771,236
DTE Energy Co.	14,873	517,283
Integrys Energy Group, Inc.	5,410	185,725
MDU Resources Group, Inc.	16,696	324,069
NiSource, Inc.	24,922	329,220
NSTAR	9,694	306,718
OGE Energy Corp.	8,716	272,637
PG&E Corp.	33,432	1,357,005
Public Service Enterprise Group, Inc.	45,923	1,454,382
SCANA Corp.	11,056	383,422
Sempra Energy	22,172	1,112,369
TECO Energy, Inc.	19,320	257,342
Vectren Corp.	7,355	170,268

15

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities continued
Wisconsin Energy Corp.	10,611	$482,482
Xcel Energy, Inc.	41,355	816,761

		10,591,012

Water Utilities 0.1%
American Water Works Co.	4,980	100,098
Aqua America, Inc.	12,311	207,440

		307,538

Total Common Stocks (cost $531,787,077)		460,649,340

EXCHANGE TRADED FUND 1.2%
iShares Russell 1000 Value Index Fund (cost $4,575,959)	100,457	5,396,550

	Principal Amount	Value

SHORT-TERM INVESTMENTS 0.1%
U.S. TREASURY OBLIGATION 0.0%
U.S. Treasury Bill, 0.15%, 11/27/2009 ß ƒ	$200,000	199,938

	Shares	Value

MUTUAL FUND SHARES 0.1%
Evergreen Institutional Money Market Fund, Class I, 0.18% q ø	221,582	221,582

Total Short-Term Investments (cost $421,509)		421,520

Total Investments (cost $536,784,545) 99.8%		466,467,410
Other Assets and Liabilities 0.2%		1,004,793

Net Assets 100.0%		$467,472,203

*	Non-income producing security
°

Security represents an investment in a non-controlled affiliate. At August 31, 2009 the Fund invested in securiities issued by Wells Fargo & Co. with a cost basis of $16,757,082 and earned $18,388 of income for the period from June 1, 2009 to August 31, 2009.

ß	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table shows the percent of total long-term investments by sector as of August 31, 2009:

Financials	25.4%
Energy	17.9%
Industrials	10.1%
Health Care	9.4%
Consumer Discretionary	9.2%
Utilities	7.0%
Telecommunication Services	5.5%
Consumer Staples	5.5%
Information Technology	5.0%
Materials	3.8%
Other	1.2%

100.0%

16

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

At August 31, 2009, the Fund had long futures contracts outstanding as follows:

		Initial Contract	Value at	Unrealized
Expiration	Contracts	Amount	August 31, 2009	Gain (Loss)

September 2009	11 E-mini S&P 500 Futures	$504,572	$560,835	$56,263
September 2009	3 S&P 500 Futures	701,009	764,775	63,766

On August 31, 2009, the aggregate cost of securities for federal income tax purposes was $540,912,452. The gross unrealized appreciation and depreciation on securities based on tax cost was $55,083,556 and $129,528,598, respectively, with a net unrealized depreciation of $74,445,042.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Futures contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$460,649,340	$0	$0	$460,649,340
Other	5,396,550	0	0	5,396,550
Debt securities issued by U.S. Treasury and U.S. government agencies	199,938	0	0	199,938
Short-term investments	221,582	0	0	221,582

	$466,467,410	$0	$0	$466,467,410

As of August 31, 2009, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other financial instruments*	$120,029	$0	$0	$120,029

*	Other financial instruments include futures contracts.

17

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust
By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: October 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: October 29, 2009

By:	/s/ Jeremy DePalma
Jeremy DePalma
Principal Financial Officer

Date: October 29, 2009